ISI
INTERNATIONAL STRATEGY & INVESTMENT

                                       ISI
                                  TOTAL RETURN
                                   US TREASURY
                                   FUND SHARES

                            (A CLASS OF TOTAL RETURN
                             US TREASURY FUND, INC.)


                                   TREASURIES
                                [GRAPHIC OMITTED]

                        ---------------------------------
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001
                        ---------------------------------

INVESTMENT ADVISOR'S REPORT

     We are pleased to report on the progress of your fund for the period ended April 30, 2001. For the past 12 months of the fiscal year, the Fund has recorded a total return of 8.94%. Since its inception on August 10, 1988, the Fund has produced a cumulative total return of 165.94%, which translates into an average annual total return of 7.99%1. These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charge.


PORTFOLIO MANAGEMENT
     The portfolio's average maturity is 12.1 years. The emphasis is on the ten year plus sector of the Treasury market because 1) ISI expects interest rates to decline resulting in capital gains for the portfolio's long maturities (please see our Economic Outlook that follows this letter), 2) ISI believes the ten year plus sector of the market has good relative value and 3) ISI expects the Federal Reserve will continue lowering its Benchmark Federal Funds rate driving investors from money market funds, etc. into longer maturity, higher yielding mutual funds.

     The ten year plus sector has good relative value when compared to long intermediate issues. For example, the yield increase available when moving from the ten-year sector to longer issues has become significant recently. Please see the graph in the next column.


HISTORICAL YIELD SPREAD --
10 YEAR VS 20 YEAR US TREASURIES

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           Basis Points

           4/28/00             7.76
            5/5/00             7.32
           5/12/00             7.84
           5/19/00            10.02
           5/26/00             9.41
            6/2/00            14.93
            6/9/00            11.65
           6/16/00            21.78
           6/23/00            18.85
           6/30/00            20.95
            7/7/00            21.69
           7/14/00            12.36
           7/21/00            11.20
           7/28/00             8.16
            8/4/00            11.29
           8/11/00            23.04
           8/18/00            21.35
           8/25/00            21.87
            9/1/00            25.55
            9/8/00            24.01
           9/15/00            30.99
           9/22/00            31.55
           9/29/00            32.20
           10/6/00            26.61
          10/13/00            32.42
          10/20/00            31.08
          10/27/00            24.85
           11/3/00            25.57
          11/10/00            28.23
          11/17/00            26.16
          11/24/00            23.84
           12/1/00            30.58
           12/8/00            35.84
          12/15/00            40.31
          12/22/00            52.84
          12/29/00            48.65
            1/5/01            55.82
           1/12/01            47.99
           1/19/01            48.69
           1/26/01            48.15
            2/2/01            46.75
            2/9/01            53.69
           2/16/01            55.54
           2/23/01            56.10
            3/2/01            59.91
            3/9/01            57.29
           3/16/01            64.33
           3/23/01            63.54
           3/30/01            67.21
            4/6/01            67.70
           4/13/01            60.14
           4/20/01            63.83
           4/27/01            60.51
            5/4/01            57.72

           Source:  Bloomberg

     Also helping to move interest rates lower, ISI expects the Federal Reserve to drop its Federal Funds Benchmark rate by another 75 basis points, ie, from today's 4.50% to 3.75% within the next three months. This will likely push money market fund interest rates in the mid to low 3% range, down from the 6% range at the start of this year.

     A sharp drop like that in a short period of time could precipitate a flight from money market funds to longer term mutual funds as it did in 1991 to 1993. Also similar to that period the size of investments in money market funds and CDs has significantly jumped as the Federal Reserve Board has raised interest rates. See the pair of charts on the next page.

--------------------------------------------------------------------------------
1 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS, FOR ISI SHARES, AS OF APRIL 30, 2001,
  INCLUDING THE 4.45% MAXIMUM SALES CHARGE WERE: ONE-YEAR 4.09%, FIVE-YEARS 6.23%, TEN-YEARS 7.20%. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

INVESTMENT ADVISOR'S REPORT (CONCLUDED)

MONEY MARKET FUNDS AND SMALL CDS 1

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     Billions of $ invested

          7-Jan-85          1057.60
         14-Jan-85          1059.70
         21-Jan-85          1059.60
         28-Jan-85          1059.50
          4-Feb-85          1058.20
         11-Feb-85          1057.70
         18-Feb-85          1058.50
         25-Feb-85          1058.20
          4-Mar-85          1057.70
         11-Mar-85          1057.60
         18-Mar-85          1058.10
         25-Mar-85          1059.50
          1-Apr-85          1061.00
          8-Apr-85          1060.00
         15-Apr-85          1058.90
         22-Apr-85          1060.80
         29-Apr-85          1061.10
          6-May-85          1061.80
         13-May-85          1062.20
         20-May-85          1062.80
         27-May-85          1063.00
          3-Jun-85          1063.90
         10-Jun-85          1065.10
         17-Jun-85          1065.90
         24-Jun-85          1067.70
          1-Jul-85          1068.10
          8-Jul-85          1066.30
         15-Jul-85          1065.50
         22-Jul-85          1063.30
         29-Jul-85          1061.90
          5-Aug-85          1060.70
         12-Aug-85          1060.70
         19-Aug-85          1060.20
         26-Aug-85          1059.40
          2-Sep-85          1059.00
          9-Sep-85          1058.30
         16-Sep-85          1058.00
         23-Sep-85          1057.60
         30-Sep-85          1058.90
          7-Oct-85          1058.80
         14-Oct-85          1058.10
         21-Oct-85          1057.40
         28-Oct-85          1056.80
          4-Nov-85          1056.00
         11-Nov-85          1056.10
         18-Nov-85          1056.10
         25-Nov-85          1057.20
          2-Dec-85          1058.30
          9-Dec-85          1059.80
         16-Dec-85          1060.30
         23-Dec-85          1061.30
         30-Dec-85          1062.00
          6-Jan-86          1064.10
         13-Jan-86          1065.80
         20-Jan-86          1067.40
         27-Jan-86          1069.70
          3-Feb-86          1070.10
         10-Feb-86          1070.70
         17-Feb-86          1071.70
         24-Feb-86          1071.90
          3-Mar-86          1073.40
         10-Mar-86          1075.70
         17-Mar-86          1078.20
         24-Mar-86          1079.90
         31-Mar-86          1083.80
          7-Apr-86          1083.30
         14-Apr-86          1084.80
         21-Apr-86          1086.00
         28-Apr-86          1086.80
          5-May-86          1086.50
         12-May-86          1087.20
         19-May-86          1086.60
         26-May-86          1086.30
          2-Jun-86          1084.90
          9-Jun-86          1084.50
         16-Jun-86          1085.00
         23-Jun-86          1085.70
         30-Jun-86          1085.30
          7-Jul-86          1085.60
         14-Jul-86          1085.30
         21-Jul-86          1085.30
         28-Jul-86          1085.20
          4-Aug-86          1084.60
         11-Aug-86          1084.90
         18-Aug-86          1082.40
         25-Aug-86          1081.30
          1-Sep-86          1080.20
          8-Sep-86          1080.20
         15-Sep-86          1079.90
         22-Sep-86          1081.50
         29-Sep-86          1082.70
          6-Oct-86          1081.50
         13-Oct-86          1079.70
         20-Oct-86          1077.20
         27-Oct-86          1075.70
          3-Nov-86          1073.40
         10-Nov-86          1070.10
         17-Nov-86          1069.20
         24-Nov-86          1068.70
          1-Dec-86          1067.10
          8-Dec-86          1066.10
         15-Dec-86          1066.40
         22-Dec-86          1067.50
         29-Dec-86          1067.30
          5-Jan-87          1069.40
         12-Jan-87          1068.30
         19-Jan-87          1065.20
         26-Jan-87          1064.60
          2-Feb-87          1062.60
          9-Feb-87          1062.70
         16-Feb-87          1063.30
         23-Feb-87          1061.60
          2-Mar-87          1061.10
          9-Mar-87          1061.00
         16-Mar-87          1060.30
         23-Mar-87          1058.90
         30-Mar-87          1058.70
          6-Apr-87          1057.50
         13-Apr-87          1057.50
         20-Apr-87          1058.30
         27-Apr-87          1058.70
          4-May-87          1059.20
         11-May-87          1057.70
         18-May-87          1058.00
         25-May-87          1059.50
          1-Jun-87          1061.50
          8-Jun-87          1065.40
         15-Jun-87          1065.50
         22-Jun-87          1066.00
         29-Jun-87          1067.80
          6-Jul-87          1071.30
         13-Jul-87          1073.10
         20-Jul-87          1074.00
         27-Jul-87          1077.00
          3-Aug-87          1079.20
         10-Aug-87          1082.80
         17-Aug-87          1084.60
         24-Aug-87          1086.50
         31-Aug-87          1088.00
          7-Sep-87          1092.10
         14-Sep-87          1095.20
         21-Sep-87          1097.20
         28-Sep-87          1098.30
          5-Oct-87          1101.50
         12-Oct-87          1105.00
         19-Oct-87          1108.40
         26-Oct-87          1117.00
          2-Nov-87          1120.70
          9-Nov-87          1125.60
         16-Nov-87          1129.60
         23-Nov-87          1132.30
         30-Nov-87          1133.90
          7-Dec-87          1138.50
         14-Dec-87          1142.30
         21-Dec-87          1146.00
         28-Dec-87          1147.20
          4-Jan-88          1149.00
         11-Jan-88          1153.70
         18-Jan-88          1159.60
         25-Jan-88          1164.20
          1-Feb-88          1170.30
          8-Feb-88          1174.80
         15-Feb-88          1179.20
         22-Feb-88          1182.10
         29-Feb-88          1185.40
          7-Mar-88          1188.80
         14-Mar-88          1190.80
         21-Mar-88          1194.40
         28-Mar-88          1196.30
          4-Apr-88          1198.30
         11-Apr-88          1201.80
         18-Apr-88          1202.50
         25-Apr-88          1205.40
          2-May-88          1206.20
          9-May-88          1207.80
         16-May-88          1209.80
         23-May-88          1211.60
         30-May-88          1212.30
          6-Jun-88          1211.40
         13-Jun-88          1211.00
         20-Jun-88          1212.00
         27-Jun-88          1214.80
          4-Jul-88          1215.80
         11-Jul-88          1218.10
         18-Jul-88          1220.30
         25-Jul-88          1221.60
          1-Aug-88          1223.30
          8-Aug-88          1224.70
         15-Aug-88          1226.90
         22-Aug-88          1230.80
         29-Aug-88          1232.60
          5-Sep-88          1235.20
         12-Sep-88          1238.10
         19-Sep-88          1241.80
         26-Sep-88          1244.60
          3-Oct-88          1248.70
         10-Oct-88          1252.10
         17-Oct-88          1254.90
         24-Oct-88          1257.50
         31-Oct-88          1259.60
          7-Nov-88          1264.30
         14-Nov-88          1267.50
         21-Nov-88          1272.10
         28-Nov-88          1274.60
          5-Dec-88          1276.00
         12-Dec-88          1279.00
         19-Dec-88          1282.00
         26-Dec-88          1283.70
          2-Jan-89          1288.00
          9-Jan-89          1290.90
         16-Jan-89          1294.90
         23-Jan-89          1298.00
         30-Jan-89          1301.50
          6-Feb-89          1304.30
         13-Feb-89          1307.50
         20-Feb-89          1312.30
         27-Feb-89          1315.10
          6-Mar-89          1321.00
         13-Mar-89          1324.80
         20-Mar-89          1329.30
         27-Mar-89          1334.10
          3-Apr-89          1339.50
         10-Apr-89          1345.50
         17-Apr-89          1351.60
         24-Apr-89          1356.20
          1-May-89          1361.20
          8-May-89          1367.90
         15-May-89          1373.80
         22-May-89          1380.60
         29-May-89          1383.70
          5-Jun-89          1388.30
         12-Jun-89          1394.00
         19-Jun-89          1399.40
         26-Jun-89          1403.70
          3-Jul-89          1408.10
         10-Jul-89          1413.10
         17-Jul-89          1417.10
         24-Jul-89          1419.70
         31-Jul-89          1422.80
          7-Aug-89          1428.50
         14-Aug-89          1431.20
         21-Aug-89          1434.70
         28-Aug-89          1437.50
          4-Sep-89          1439.50
         11-Sep-89          1441.90
         18-Sep-89          1445.20
         25-Sep-89          1448.20
          2-Oct-89          1451.00
          9-Oct-89          1452.90
         16-Oct-89          1453.60
         23-Oct-89          1457.50
         30-Oct-89          1459.20
          6-Nov-89          1461.80
         13-Nov-89          1464.00
         20-Nov-89          1464.60
         27-Nov-89          1466.10
          4-Dec-89          1468.70
         11-Dec-89          1470.50
         18-Dec-89          1472.20
         25-Dec-89          1473.60
          1-Jan-90          1475.10
          8-Jan-90          1477.50
         15-Jan-90          1475.40
         22-Jan-90          1475.90
         29-Jan-90          1477.80
          5-Feb-90          1481.10
         12-Feb-90          1481.80
         19-Feb-90          1482.50
         26-Feb-90          1484.20
          5-Mar-90          1483.50
         12-Mar-90          1485.10
         19-Mar-90          1486.30
         26-Mar-90          1487.20
          2-Apr-90          1488.50
          9-Apr-90          1489.30
         16-Apr-90          1489.20
         23-Apr-90          1490.10
         30-Apr-90          1492.00
          7-May-90          1490.70
         14-May-90          1490.20
         21-May-90          1487.40
         28-May-90          1488.10
          4-Jun-90          1490.80
         11-Jun-90          1491.70
         18-Jun-90          1497.40
         25-Jun-90          1496.90
          2-Jul-90          1499.60
          9-Jul-90          1498.80
         16-Jul-90          1500.90
         23-Jul-90          1501.70
         30-Jul-90          1505.00
          6-Aug-90          1506.50
         13-Aug-90          1510.10
         20-Aug-90          1509.80
         27-Aug-90          1513.20
          3-Sep-90          1514.90
         10-Sep-90          1516.00
         17-Sep-90          1516.70
         24-Sep-90          1517.60
          1-Oct-90          1520.10
          8-Oct-90          1522.20
         15-Oct-90          1521.40
         22-Oct-90          1522.00
         29-Oct-90          1522.10
          5-Nov-90          1521.70
         12-Nov-90          1522.40
         19-Nov-90          1522.90
         26-Nov-90          1524.70
          3-Dec-90          1526.70
         10-Dec-90          1528.00
         17-Dec-90          1528.90
         24-Dec-90          1531.60
         31-Dec-90          1534.20
          7-Jan-91          1534.50
         14-Jan-91          1538.30
         21-Jan-91          1540.80
         28-Jan-91          1541.60
          4-Feb-91          1542.00
         11-Feb-91          1542.90
         18-Feb-91          1542.60
         25-Feb-91          1544.80
          4-Mar-91          1544.90
         11-Mar-91          1543.50
         18-Mar-91          1544.20
         25-Mar-91          1543.70
          1-Apr-91          1542.40
          8-Apr-91          1541.90
         15-Apr-91          1539.00
         22-Apr-91          1537.30
         29-Apr-91          1534.10
          6-May-91          1532.80
         13-May-91          1531.10
         20-May-91          1529.10
         27-May-91          1527.00
          3-Jun-91          1524.30
         10-Jun-91          1520.80
         17-Jun-91          1519.50
         24-Jun-91          1516.10
          1-Jul-91          1515.50
          8-Jul-91          1511.60
         15-Jul-91          1508.20
         22-Jul-91          1505.80
         29-Jul-91          1502.20
          5-Aug-91          1497.60
         12-Aug-91          1496.20
         19-Aug-91          1493.20
         26-Aug-91          1492.30
          2-Sep-91          1489.10
          9-Sep-91          1487.00
         16-Sep-91          1485.00
         23-Sep-91          1481.70
         30-Sep-91          1477.00
          7-Oct-91          1474.00
         14-Oct-91          1470.60
         21-Oct-91          1467.90
         28-Oct-91          1463.50
          4-Nov-91          1458.00
         11-Nov-91          1456.80
         18-Nov-91          1453.00
         25-Nov-91          1450.30
          2-Dec-91          1445.00
          9-Dec-91          1442.40
         16-Dec-91          1442.00
         23-Dec-91          1433.70
         30-Dec-91          1428.50
          6-Jan-92          1418.80
         13-Jan-92          1414.90
         20-Jan-92          1410.70
         27-Jan-92          1408.50
          3-Feb-92          1403.80
         10-Feb-92          1398.20
         17-Feb-92          1394.80
         24-Feb-92          1390.00
          2-Mar-92          1385.20
          9-Mar-92          1377.60
         16-Mar-92          1371.70
         23-Mar-92          1366.10
         30-Mar-92          1360.90
          6-Apr-92          1355.60
         13-Apr-92          1350.50
         20-Apr-92          1345.20
         27-Apr-92          1341.30
          4-May-92          1337.80
         11-May-92          1331.50
         18-May-92          1327.60
         25-May-92          1323.20
          1-Jun-92          1320.60
          8-Jun-92          1317.70
         15-Jun-92          1313.50
         22-Jun-92          1310.30
         29-Jun-92          1307.50
          6-Jul-92          1302.00
         13-Jul-92          1300.50
         20-Jul-92          1294.50
         27-Jul-92          1291.70
          3-Aug-92          1287.60
         10-Aug-92          1282.90
         17-Aug-92          1280.70
         24-Aug-92          1277.80
         31-Aug-92          1275.50
          7-Sep-92          1271.40
         14-Sep-92          1267.00
         21-Sep-92          1261.80
         28-Sep-92          1259.30
          5-Oct-92          1254.10
         12-Oct-92          1255.00
         19-Oct-92          1253.10
         26-Oct-92          1249.20
          2-Nov-92          1246.50
          9-Nov-92          1240.30
         16-Nov-92          1235.10
         23-Nov-92          1230.60
         30-Nov-92          1229.60
          7-Dec-92          1226.50
         14-Dec-92          1220.50
         21-Dec-92          1218.90
         28-Dec-92          1215.70
          4-Jan-93          1214.50
         11-Jan-93          1212.30
         18-Jan-93          1208.00
         25-Jan-93          1206.50
          1-Feb-93          1202.60
          8-Feb-93          1201.30
         15-Feb-93          1199.60
         22-Feb-93          1199.30
          1-Mar-93          1197.90
          8-Mar-93          1197.40
         15-Mar-93          1194.60
         22-Mar-93          1192.00
         29-Mar-93          1190.60
          5-Apr-93          1185.90
         12-Apr-93          1183.80
         19-Apr-93          1182.00
         26-Apr-93          1181.70
          3-May-93          1181.60
         10-May-93          1179.60
         17-May-93          1178.20
         24-May-93          1178.60
         31-May-93          1177.30
          7-Jun-93          1175.10
         14-Jun-93          1172.10
         21-Jun-93          1169.10
         28-Jun-93          1165.50
          5-Jul-93          1161.40
         12-Jul-93          1161.60
         19-Jul-93          1159.80
         26-Jul-93          1158.40
          2-Aug-93          1156.80
          9-Aug-93          1153.70
         16-Aug-93          1151.10
         23-Aug-93          1150.30
         30-Aug-93          1147.40
          6-Sep-93          1146.00
         13-Sep-93          1146.40
         20-Sep-93          1144.90
         27-Sep-93          1146.20
          4-Oct-93          1144.40
         11-Oct-93          1142.10
         18-Oct-93          1139.10
         25-Oct-93          1138.30
          1-Nov-93          1138.10
          8-Nov-93          1137.50
         15-Nov-93          1137.50
         22-Nov-93          1139.90
         29-Nov-93          1137.80
          6-Dec-93          1137.30
         13-Dec-93          1136.30
         20-Dec-93          1135.10
         27-Dec-93          1133.80
          3-Jan-94          1134.30
         10-Jan-94          1133.70
         17-Jan-94          1129.70
         24-Jan-94          1129.20
         31-Jan-94          1125.40
          7-Feb-94          1125.50
         14-Feb-94          1124.30
         21-Feb-94          1122.60
         28-Feb-94          1121.90
          7-Mar-94          1123.90
         14-Mar-94          1124.70
         21-Mar-94          1126.00
         28-Mar-94          1125.90
          4-Apr-94          1126.80
         11-Apr-94          1131.90
         18-Apr-94          1133.70
         25-Apr-94          1137.50
          2-May-94          1138.30
          9-May-94          1140.50
         16-May-94          1141.30
         23-May-94          1142.30
         30-May-94          1139.20
          6-Jun-94          1138.10
         13-Jun-94          1136.50
         20-Jun-94          1135.30
         27-Jun-94          1136.80
          4-Jul-94          1139.50
         11-Jul-94          1142.20
         18-Jul-94          1144.30
         25-Jul-94          1144.70
          1-Aug-94          1146.20
          8-Aug-94          1148.20
         15-Aug-94          1148.90
         22-Aug-94          1150.10
         29-Aug-94          1148.00
          5-Sep-94          1149.30
         12-Sep-94          1152.70
         19-Sep-94          1156.70
         26-Sep-94          1159.30
          3-Oct-94          1161.70
         10-Oct-94          1164.90
         17-Oct-94          1167.80
         24-Oct-94          1169.80
         31-Oct-94          1173.50
          7-Nov-94          1177.30
         14-Nov-94          1181.30
         21-Nov-94          1184.70
         28-Nov-94          1187.20
          5-Dec-94          1192.10
         12-Dec-94          1195.80
         19-Dec-94          1199.20
         26-Dec-94          1201.80
          2-Jan-95          1206.00
          9-Jan-95          1209.40
         16-Jan-95          1215.70
         23-Jan-95          1222.20
         30-Jan-95          1226.50
          6-Feb-95          1230.80
         13-Feb-95          1234.20
         20-Feb-95          1237.80
         27-Feb-95          1243.60
          6-Mar-95          1247.00
         13-Mar-95          1255.20
         20-Mar-95          1258.70
         27-Mar-95          1264.00
          3-Apr-95          1267.10
         10-Apr-95          1271.20
         17-Apr-95          1276.30
         24-Apr-95          1282.50
          1-May-95          1286.60
          8-May-95          1293.70
         15-May-95          1296.10
         22-May-95          1304.30
         29-May-95          1306.90
          5-Jun-95          1311.40
         12-Jun-95          1316.40
         19-Jun-95          1320.90
         26-Jun-95          1323.30
          3-Jul-95          1329.20
         10-Jul-95          1332.20
         17-Jul-95          1337.20
         24-Jul-95          1342.10
         31-Jul-95          1344.60
          7-Aug-95          1348.70
         14-Aug-95          1350.10
         21-Aug-95          1352.60
         28-Aug-95          1355.30
          4-Sep-95          1359.00
         11-Sep-95          1358.40
         18-Sep-95          1361.00
         25-Sep-95          1361.80
          2-Oct-95          1364.20
          9-Oct-95          1366.00
         16-Oct-95          1366.80
         23-Oct-95          1367.80
         30-Oct-95          1369.60
          6-Nov-95          1372.10
         13-Nov-95          1374.50
         20-Nov-95          1375.30
         27-Nov-95          1378.80
          4-Dec-95          1379.60
         11-Dec-95          1378.10
         18-Dec-95          1382.30
         25-Dec-95          1382.00
          1-Jan-96          1383.00
          8-Jan-96          1384.20
         15-Jan-96          1388.80
         22-Jan-96          1387.20
         29-Jan-96          1387.30
          5-Feb-96          1387.70
         12-Feb-96          1389.70
         19-Feb-96          1392.80
         26-Feb-96          1399.20
          4-Mar-96          1400.20
         11-Mar-96          1400.00
         18-Mar-96          1403.80
         25-Mar-96          1403.60
          1-Apr-96          1403.40
          8-Apr-96          1404.10
         15-Apr-96          1406.20
         22-Apr-96          1403.80
         29-Apr-96          1403.00
          6-May-96          1406.90
         13-May-96          1412.20
         20-May-96          1408.40
         27-May-96          1406.50
          3-Jun-96          1411.80
         10-Jun-96          1411.30
         17-Jun-96          1416.40
         24-Jun-96          1416.80
          1-Jul-96          1417.50
          8-Jul-96          1419.50
         15-Jul-96          1421.40
         22-Jul-96          1426.40
         29-Jul-96          1427.40
          5-Aug-96          1428.00
         12-Aug-96          1428.00
         19-Aug-96          1430.10
         26-Aug-96          1431.90
          2-Sep-96          1432.60
          9-Sep-96          1434.90
         16-Sep-96          1436.40
         23-Sep-96          1437.60
         30-Sep-96          1439.90
          7-Oct-96          1442.00
         14-Oct-96          1444.70
         21-Oct-96          1445.90
         28-Oct-96          1450.30
          4-Nov-96          1451.30
         11-Nov-96          1453.30
         18-Nov-96          1453.10
         25-Nov-96          1454.00
          2-Dec-96          1453.70
          9-Dec-96          1459.90
         16-Dec-96          1461.90
         23-Dec-96          1464.90
         30-Dec-96          1465.40
          6-Jan-97          1465.20
         13-Jan-97          1467.90
         20-Jan-97          1465.90
         27-Jan-97          1467.70
          3-Feb-97          1471.80
         10-Feb-97          1472.10
         17-Feb-97          1475.10
         24-Feb-97          1471.60
          3-Mar-97          1476.70
         10-Mar-97          1478.60
         17-Mar-97          1479.80
         24-Mar-97          1481.50
         31-Mar-97          1485.70
          7-Apr-97          1489.60
         14-Apr-97          1491.50
         21-Apr-97          1494.10
         28-Apr-97          1495.00
          5-May-97          1493.70
         12-May-97          1495.20
         19-May-97          1498.90
         26-May-97          1501.90
          2-Jun-97          1501.70
          9-Jun-97          1505.40
         16-Jun-97          1505.40
         23-Jun-97          1507.40
         30-Jun-97          1511.30
          7-Jul-97          1516.80
         14-Jul-97          1517.10
         21-Jul-97          1518.00
         28-Jul-97          1519.80
          4-Aug-97          1523.90
         11-Aug-97          1528.30
         18-Aug-97          1533.10
         25-Aug-97          1534.40
          1-Sep-97          1539.50
          8-Sep-97          1539.20
         15-Sep-97          1541.20
         22-Sep-97          1540.80
         29-Sep-97          1543.10
          6-Oct-97          1543.70
         13-Oct-97          1545.30
         20-Oct-97          1547.30
         27-Oct-97          1549.20
          3-Nov-97          1551.30
         10-Nov-97          1553.10
         17-Nov-97          1556.00
         24-Nov-97          1560.10
          1-Dec-97          1558.10
          8-Dec-97          1560.30
         15-Dec-97          1558.10
         22-Dec-97          1557.80
         29-Dec-97          1561.10
          5-Jan-98          1562.80
         12-Jan-98          1569.50
         19-Jan-98          1568.00
         26-Jan-98          1571.00
          2-Feb-98          1571.70
          9-Feb-98          1575.00
         16-Feb-98          1579.00
         23-Feb-98          1582.90
          2-Mar-98          1583.10
          9-Mar-98          1587.60
         16-Mar-98          1587.60
         23-Mar-98          1588.10
         30-Mar-98          1589.00
          6-Apr-98          1591.00
         13-Apr-98          1595.10
         20-Apr-98          1593.30
         27-Apr-98          1596.20
          4-May-98          1599.40
         11-May-98          1602.60
         18-May-98          1604.30
         25-May-98          1608.60
          1-Jun-98          1611.70
          8-Jun-98          1615.60
         15-Jun-98          1614.80
         22-Jun-98          1618.10
         29-Jun-98          1619.30
          6-Jul-98          1619.20
         13-Jul-98          1620.50
         20-Jul-98          1617.60
         27-Jul-98          1622.40
          3-Aug-98          1622.70
         10-Aug-98          1626.50
         17-Aug-98          1629.60
         24-Aug-98          1633.90
         31-Aug-98          1639.50
          7-Sep-98          1647.10
         14-Sep-98          1650.70
         21-Sep-98          1654.10
         28-Sep-98          1654.40
          5-Oct-98          1655.90
         12-Oct-98          1662.20
         19-Oct-98          1668.70
         26-Oct-98          1675.90
          2-Nov-98          1677.30
          9-Nov-98          1679.00
         16-Nov-98          1679.00
         23-Nov-98          1679.30
         30-Nov-98          1678.30
          7-Dec-98          1681.90
         14-Dec-98          1683.30
         21-Dec-98          1686.70
         28-Dec-98          1688.70
          4-Jan-99          1689.90
         11-Jan-99          1685.40
         18-Jan-99          1689.60
         25-Jan-99          1691.80
          1-Feb-99          1691.40
          8-Feb-99          1697.40
         15-Feb-99          1698.10
         22-Feb-99          1699.30
          1-Mar-99          1697.70
          8-Mar-99          1698.50
         15-Mar-99          1692.90
         22-Mar-99          1694.00
         29-Mar-99          1699.50
          5-Apr-99          1699.30
         12-Apr-99          1697.60
         19-Apr-99          1701.40
         26-Apr-99          1705.00
          3-May-99          1705.50
         10-May-99          1704.90
         17-May-99          1705.70
         24-May-99          1707.60
         31-May-99          1711.80
          7-Jun-99          1708.30
         14-Jun-99          1711.70
         21-Jun-99          1712.70
         28-Jun-99          1713.90
          5-Jul-99          1712.00
         12-Jul-99          1718.50
         19-Jul-99          1719.30
         26-Jul-99          1721.40
          2-Aug-99          1719.70
          9-Aug-99          1725.00
         16-Aug-99          1727.00
         23-Aug-99          1727.20
         30-Aug-99          1727.30
          6-Sep-99          1732.20
         13-Sep-99          1732.60
         20-Sep-99          1736.70
         27-Sep-99          1743.10
          4-Oct-99          1745.30
         11-Oct-99          1747.70
         18-Oct-99          1751.00
         25-Oct-99          1750.80
          1-Nov-99          1755.50
          8-Nov-99          1762.20
         15-Nov-99          1764.10
         22-Nov-99          1770.00
         29-Nov-99          1773.30
          6-Dec-99          1778.70
         13-Dec-99          1780.30
         20-Dec-99          1786.90
         27-Dec-99          1788.50
          3-Jan-00          1800.70
         10-Jan-00          1808.40
         17-Jan-00          1805.40
         24-Jan-00          1810.60
         31-Jan-00          1817.60
          7-Feb-00          1819.90
         14-Feb-00          1818.70
         21-Feb-00          1822.90
         28-Feb-00          1825.10
          6-Mar-00          1825.70
         13-Mar-00          1834.20
         20-Mar-00          1844.70
         27-Mar-00          1845.80
          3-Apr-00          1857.20
         10-Apr-00          1863.70
         17-Apr-00          1867.70
         24-Apr-00          1870.40
          1-May-00          1869.60
          8-May-00          1871.60
         15-May-00          1877.30
         22-May-00          1881.00
         29-May-00          1884.60
          5-Jun-00          1888.90
         12-Jun-00          1893.30
         19-Jun-00          1897.10
         26-Jun-00          1897.30
          3-Jul-00          1900.40
         10-Jul-00          1892.90
         17-Jul-00          1898.00
         24-Jul-00          1903.20
         31-Jul-00          1908.60
          7-Aug-00          1913.60
         14-Aug-00          1911.80
         21-Aug-00          1918.40
         28-Aug-00          1920.30
          4-Sep-00          1923.50
         11-Sep-00          1925.90
         18-Sep-00          1932.80
         25-Sep-00          1932.20
          2-Oct-00          1940.70
          9-Oct-00          1939.90
         16-Oct-00          1945.60
         23-Oct-00          1947.70
         30-Oct-00          1948.20
          6-Nov-00          1948.30
         13-Nov-00          1957.10
         20-Nov-00          1956.80
         27-Nov-00          1965.00
          4-Dec-00          1971.30
         11-Dec-00          1972.10
         18-Dec-00          1980.30
         25-Dec-00          1985.50
          1-Jan-01          1997.90
          8-Jan-01          2001.30
         15-Jan-01          2009.30
         22-Jan-01          2015.50
         29-Jan-01          2005.60
          5-Feb-01          2004.00
         12-Feb-01          2010.00
         19-Feb-01          2009.70
         26-Feb-01          2012.40
          5-Mar-01          2017.70
         12-Mar-01          2021.70
         19-Mar-01          2021.80
         26-Mar-01          2034.10
          2-Apr-01          2035.60
          9-Apr-01          2033.70
         16-Apr-01          2036.30
         23-Apr-01          2036.50
         30-Apr-01          2035.50

Source: Data Resources International
1 Small CDs are those CDs worth less than $100,000


FED FUNDS TARGET RATE

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          Fed Funds Rate

           1/31/85             8.25
           2/28/85             8.50
           3/31/85             8.50
           4/30/85             8.25
           5/31/85             7.75
           6/30/85             7.75
           7/31/85             7.69
           8/31/85             7.88
           9/30/85             8.00
          10/31/85             8.00
          11/30/85             8.00
          12/31/85             7.75
           1/31/86             7.75
           2/28/86             7.75
           3/31/86             7.25
           4/30/86             6.75
           5/31/86             6.81
           6/30/86             6.88
           7/31/86             6.38
           8/31/86             5.88
           9/30/86             5.88
          10/31/86             5.88
          11/30/86             5.88
          12/31/86             5.88
           1/31/87             6.00
           2/28/87             6.00
           3/31/87             6.00
           4/30/87             6.50
           5/31/87             6.75
           6/30/87             6.75
           7/31/87             6.63
           8/31/87             6.63
           9/30/87             7.29
          10/31/87             7.32
          11/30/87             6.81
          12/31/87             6.81
           1/31/88             6.63
           2/29/88             6.50
           3/31/88             6.75
           4/30/88             6.75
           5/31/88             7.25
           6/30/88             7.50
           7/31/88             7.69
           8/31/88             8.13
           9/30/88             8.13
          10/31/88             8.13
          11/30/88             8.38
          12/31/88             8.69
           1/31/89             9.00
           2/28/89             9.31
           3/31/89             9.75
           4/30/89             9.75
           5/31/89             9.75
           6/30/89             9.56
           7/31/89             9.31
           8/31/89             9.00
           9/30/89             9.00
          10/31/89             9.00
          11/30/89             8.50
          12/31/89             8.25
           1/31/90             8.25
           2/28/90             8.25
           3/31/90             8.25
           4/30/90             8.25
           5/31/90             8.25
           6/30/90             8.25
           7/31/90             8.00
           8/31/90             8.00
           9/30/90             8.00
          10/31/90             8.00
          11/30/90             7.50
          12/31/90             7.00
           1/31/91             6.75
           2/28/91             6.25
           3/31/91             6.00
           4/30/91             5.75
           5/31/91             5.75
           6/30/91             5.75
           7/31/91             5.75
           8/31/91             5.50
           9/30/91             5.28
          10/31/91             5.00
          11/30/91             4.75
          12/31/91             4.00
           1/31/92             4.00
           2/29/92             4.00
           3/31/92             4.00
           4/30/92             3.75
           5/31/92             3.75
           6/30/92             3.75
           7/31/92             3.25
           8/31/92             3.25
           9/30/92             3.00
          10/31/92             3.00
          11/30/92             3.00
          12/31/92             3.00
           1/31/93             3.00
           2/28/93             3.00
           3/31/93             3.00
           4/30/93             3.00
           5/31/93             3.00
           6/30/93             3.00
           7/31/93             3.00
           8/31/93             3.00
           9/30/93             3.00
          10/31/93             3.00
          11/30/93             3.00
          12/31/93             3.00
           1/31/94             3.00
           2/28/94             3.25
           3/31/94             3.50
           4/30/94             3.75
           5/31/94             4.25
           6/30/94             4.25
           7/31/94             4.25
           8/31/94             4.75
           9/30/94             4.75
          10/31/94             4.75
          11/30/94             5.50
          12/31/94             5.50
           1/31/95             5.50
           2/28/95             6.00
           3/31/95             6.00
           4/30/95             6.00
           5/31/95             6.00
           6/30/95             6.00
           7/31/95             5.75
           8/31/95             5.75
           9/30/95             5.75
          10/31/95             5.75
          11/30/95             5.75
          12/31/95             5.50
           1/31/96             5.25
           2/29/96             5.25
           3/31/96             5.25
           4/30/96             5.25
           5/31/96             5.25
           6/30/96             5.25
           7/31/96             5.25
           8/31/96             5.25
           9/30/96             5.25
          10/31/96             5.25
          11/30/96             5.25
          12/31/96             5.25
           1/31/97             5.25
           2/28/97             5.25
           3/31/97             5.50
           4/30/97             5.50
           5/31/97             5.50
           6/30/97             5.50
           7/31/97             5.50
           8/31/97             5.50
           9/30/97             5.50
          10/31/97             5.50
          11/30/97             5.50
          12/31/97             5.50
           1/31/98             5.50
           2/28/98             5.50
           3/31/98             5.50
           4/30/98             5.50
           5/31/98             5.50
           6/30/98             5.50
           7/31/98             5.50
           8/31/98             5.50
           9/30/98             5.25
          10/31/98             5.00
          11/30/98             4.75
          12/31/98             4.75
           1/31/99             4.75
           2/28/99             4.75
           3/31/99             4.75
           4/30/99             4.75
           5/31/99             4.75
           6/30/99             5.00
           7/31/99             5.00
           8/31/99             5.25
           9/30/99             5.25
          10/31/99             5.25
          11/30/99             5.50
          12/31/99             5.50
           1/31/00             5.50
           2/29/00             5.75
           3/31/00             6.00
           4/30/00             6.00
           5/31/00             6.50
           6/30/00             6.50
           7/31/00             6.50
           8/31/00             6.50
           9/30/00             6.50
          10/31/00             6.50
          11/30/00             6.50
          12/31/00             6.50
           1/31/01             5.50
           2/28/01             5.50
           3/31/01             5.00
           4/30/01             4.50

Source: Bloomberg

     For both fundamental reasons and reasons particular in today's market, ISI expects longer maturity treasuries have the potential to perform well over the next six months.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/  R. ALAN MEDAUGH

R. Alan Medaugh
President
May 9, 2001

ECONOMIC OUTLOOK FOR 2001--AS OF APRIL 30, 2001

OVERVIEW
     ISI expects the US economy will be in near recession territory for the next six months. So, while we do see a better 2002, we are expecting weakness to continue for three reasons. First, there are still some pretty daunting signs of weakness including household employment plunging by 645,000 over the past three months and initial unemployment claims still averaging 400,000 per week. In addition, our company survey results fell sharply recently to another new low, analysts cut earnings estimates again for S&P 500 companies, and, although the University of Michigan Inflation Expectation Survey's measure of consumer confidence was up in early May, the ABC/Money Magazine Weekly Consumer Confidence Index continued to head straight down. Second, the model we have been using to forecast GDP projects more weakness in the second and third quarters, as central bank tightenings in 1999 and 2000 and the energy shock make their way through all time lags. Other frameworks we see also argue caution, including technology activity weakening in the wake of the NASDAQ's 1 collapse, consumer spending being stretched, and capital spending being extended. Third, international economies are weakening as underscored recently by another decline in the world Leading Economic Indicator Index (LEI), down 0.6% month to month in March and 2.6% year to year (March-March) (it clearly leads G7 2 industrial production by six months). In addition, the LEI for Japan fell to just 25% in March, and German industrial production posted its biggest dive in six years. In the upcoming period, our forecast for the economy and markets will be guided most by our company surveys (particularly for housing and autos), unemployment claims and international economic developments.

KEY ECONOMIC COMPONENTS

ISI COMPANY SURVEYS
     Last week, our Company Surveys Index fell from 46.0 to 42.0, its lowest level ever. The Company Survey Index is an average of our weekly surveys of retailers, auto dealers, manufacturing companies, homebuilders, banks and technology companies and is meant to be a measure of current economic strength. The four-week average also declined, falling from 44.3 to 43.9, its weakest reading since December 1995.
     The declines in our front-end surveys (auto dealers, homebuilders, and retailers falling sharply) could be just a pause after an unusually strong period for consumer spending. But they could be the first indication that higher energy prices, increased layoffs, and high debt levels are starting to have some impact on consumers' willingness to spend. We view movement in our surveys as a key to upcoming economic activity.


ISI COMPANY SURVEYS OVERALL AVERAGE

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          Weekly Ratings

            1/7/94            57.00
           1/14/94            60.00
           1/21/94            43.50
           1/28/94            48.40
            2/4/94            51.00
           2/11/94            43.80
           2/18/94            53.50
           2/25/94            55.90
            3/4/94            49.20
           3/11/94            51.60
           3/18/94            52.20
           3/25/94            50.90
            4/1/94            52.70
            4/8/94            53.20
           4/15/94            52.10
           4/22/94            53.30
           4/29/94            55.20
            5/6/94            51.50
           5/13/94            51.80
           5/20/94            53.70
           5/27/94            55.90
            6/3/94            52.80
           6/10/94            55.00
           6/17/94            53.60
           6/24/94            55.50
            7/1/94            55.10
            7/8/94            54.70
           7/15/94            52.90
           7/22/94            57.30
           7/29/94            56.60
            8/5/94            56.70
           8/12/94            55.30
           8/19/94            56.10
           8/26/94            55.90
            9/2/94            56.80
            9/9/94            61.30
           9/16/94            51.40
           9/23/94            50.30
           9/30/94            50.60
           10/7/94            57.30
          10/14/94            54.90
          10/21/94            55.90
          10/28/94            59.60
           11/4/94            50.00
          11/11/94            56.70
          11/18/94            56.20
          11/25/94            53.80
           12/2/94            52.60
           12/9/94            53.00
          12/16/94            53.80
          12/23/94            54.20
          12/30/94            59.70
            1/6/95            62.80
           1/13/95            54.60
           1/20/95            56.00
           1/27/95            52.60
            2/3/95            50.00
           2/10/95            51.60
           2/17/95            53.40
           2/24/95            56.40
            3/3/95            53.10
           3/10/95            52.00
           3/17/95            54.50
           3/24/95            55.60
           3/31/95            53.20
            4/7/95            56.10
           4/14/95            51.30
           4/21/95            52.40
           4/28/95            49.50
            5/5/95            48.10
           5/12/95            48.70
           5/19/95            51.70
           5/26/95            54.00
            6/2/95            55.00
            6/9/95            53.90
           6/16/95            50.90
           6/23/95            52.40
           6/30/95            51.50
            7/7/95            53.50
           7/14/95            52.30
           7/21/95            52.20
           7/28/95            55.80
            8/4/95            54.00
           8/11/95            53.80
           8/18/95            52.80
           8/25/95            52.10
            9/1/95            53.40
            9/8/95            54.70
           9/15/95            53.90
           9/22/95            54.00
           9/29/95            51.50
           10/6/95            49.20
          10/13/95            46.20
          10/20/95            47.50
          10/27/95            44.90
           11/3/95            46.00
          11/10/95            49.10
          11/17/95            50.60
          11/24/95            50.80
           12/1/95            44.90
           12/8/95            44.20
          12/15/95            43.10
          12/22/95            42.70
          12/29/95            47.00
            1/5/96            48.40
           1/12/96            46.80
           1/19/96            44.70
           1/26/96            48.90
            2/2/96            48.80
            2/9/96            47.30
           2/16/96            53.00
           2/23/96            53.90
            3/1/96            53.50
            3/8/96            54.20
           3/15/96            49.80
           3/22/96            48.70
           3/29/96            50.80
            4/5/96            51.90
           4/12/96            48.50
           4/19/96            48.60
           4/26/96            52.50
            5/3/96            52.10
           5/10/96            53.40
           5/17/96            50.00
           5/24/96            52.60
           5/31/96            51.30
            6/7/96            53.00
           6/14/96            50.40
           6/21/96            48.70
           6/28/96            49.90
            7/5/96            51.40
           7/12/96            47.10
           7/19/96            48.00
           7/26/96            47.00
            8/2/96            48.30
            8/9/96            49.10
           8/16/96            49.70
           8/23/96            50.10
           8/30/96            50.00
            9/6/96            51.70
           9/13/96            48.90
           9/20/96            48.80
           9/27/96            48.40
           10/4/96            50.50
          10/11/96            50.00
          10/18/96            49.00
          10/25/96            49.70
           11/1/96            47.30
           11/8/96            47.60
          11/15/96            47.90
          11/22/96            47.90
          11/29/96            47.10
           12/6/96            48.00
          12/13/96            45.80
          12/20/96            45.20
          12/27/96            48.10
            1/3/97            47.70
           1/10/97            48.80
           1/17/97            47.80
           1/24/97            50.80
           1/31/97            49.20
            2/7/97            52.90
           2/14/97            52.20
           2/21/97            50.90
           2/28/97            50.70
            3/7/97            53.60
           3/14/97            53.90
           3/21/97            52.70
           3/28/97            51.60
            4/4/97            51.00
           4/11/97            52.00
           4/18/97            50.90
           4/25/97            48.00
            5/2/97            49.20
            5/9/97            49.70
           5/16/97            49.90
           5/23/97            49.40
           5/30/97            49.60
            6/6/97            50.40
           6/13/97            49.20
           6/20/97            50.60
           6/27/97            52.80
            7/4/97            51.80
           7/11/97            53.80
           7/18/97            53.80
           7/25/97            55.30
            8/1/97            54.20
            8/8/97            56.20
           8/15/97            54.40
           8/22/97            55.10
           8/29/97            55.10
            9/5/97            53.90
           9/12/97            53.40
           9/19/97            51.90
           9/26/97            51.70
           10/3/97            50.80
          10/10/97            50.50
          10/17/97            53.30
          10/24/97            53.20
          10/31/97            54.70
           11/7/97            53.20
          11/14/97            52.90
          11/21/97            52.70
          11/28/97            50.50
           12/5/97            50.10
          12/12/97            48.20
          12/19/97            47.60
          12/26/97            49.60
            1/2/98            49.50
            1/9/98            52.00
           1/16/98            52.70
           1/23/98            51.70
           1/30/98            52.70
            2/6/98            55.30
           2/13/98            53.80
           2/20/98            54.30
           2/27/98            55.30
            3/6/98            57.20
           3/13/98            53.50
           3/20/98            54.60
           3/27/98            54.90
            4/3/98            57.50
           4/10/98            56.50
           4/17/98            56.80
           4/24/98            58.00
            5/1/98            56.40
            5/8/98            57.50
           5/15/98            55.70
           5/22/98            57.50
           5/29/98            56.80
            6/5/98            57.20
           6/12/98            54.30
           6/19/98            53.30
           6/26/98            53.10
            7/3/98            54.60
           7/10/98            51.80
           7/17/98            52.90
           7/24/98            52.50
           7/31/98            52.20
            8/7/98            55.10
           8/14/98            51.50
           8/21/98            51.00
           8/28/98            51.40
            9/4/98            52.80
           9/11/98            54.20
           9/18/98            51.60
           9/25/98            50.30
           10/2/98            48.90
           10/9/98            53.00
          10/16/98            51.80
          10/23/98            47.30
          10/30/98            47.80
           11/6/98            47.70
          11/13/98            48.40
          11/20/98            48.90
          11/27/98            48.70
           12/4/98            49.80
          12/11/98            50.00
          12/18/98            48.50
          12/25/98            48.70
            1/1/99            51.70
            1/8/99            53.20
           1/15/99            52.70
           1/22/99            51.70
           1/29/99            54.00
            2/5/99            55.40
           2/12/99            52.90
           2/19/99            54.10
           2/26/99            53.10
            3/5/99            52.40
           3/12/99            53.30
           3/19/99            54.40
           3/26/99            55.30
            4/2/99            55.50
            4/9/99            55.10
           4/16/99            53.10
           4/23/99            53.70
           4/30/99            56.00
            5/7/99            55.50
           5/14/99            55.00
           5/21/99            54.90
           5/28/99            56.50
            6/4/99            56.90
           6/11/99            56.50
           6/18/99            57.10
           6/25/99            54.70
            7/2/99            55.20
            7/9/99            56.00
           7/16/99            54.60
           7/23/99            53.90
           7/30/99            56.00
            8/6/99            55.50
           8/13/99            53.30
           8/20/99            53.90
           8/27/99            52.10
            9/3/99            52.60
           9/10/99            53.80
           9/17/99            53.80
           9/24/99            55.10
           10/1/99            53.70
           10/8/99            54.40
          10/15/99            52.50
          10/22/99            53.10
          10/29/99            51.40
           11/5/99            51.00
          11/12/99            51.60
          11/19/99            50.60
          11/26/99            51.90
           12/3/99            54.70
          12/10/99            54.40
          12/17/99            50.30
          12/24/99            51.00
          12/31/99            53.00
            1/7/00            54.30
           1/14/00            56.20
           1/21/00            56.10
           1/28/00            55.70
            2/4/00            54.50
           2/11/00            58.00
           2/18/00            57.40
           2/25/00            60.30
            3/3/00            58.90
           3/10/00            60.90
           3/17/00            57.90
           3/24/00            58.80
           3/31/00            59.40
            4/7/00            61.10
           4/14/00            60.10
           4/21/00            60.50
           4/28/00            57.30
            5/5/00            60.40
           5/12/00            60.00
           5/19/00            58.70
           5/26/00            56.40
            6/2/00            56.60
            6/9/00            54.20
           6/16/00            53.00
           6/23/00            54.80
           6/30/00            53.40
            7/7/00            56.80
           7/14/00            55.40
           7/21/00            54.50
           7/28/00            55.40
            8/4/00            56.00
           8/11/00            56.60
           8/18/00            55.30
           8/25/00            56.10
            9/1/00            56.80
            9/8/00            58.50
           9/15/00            57.30
           9/22/00            55.40
           9/29/00            55.00
           10/6/00            54.80
          10/13/00            53.50
          10/20/00            51.20
          10/27/00            51.40
           11/3/00            51.00
          11/10/00            50.90
          11/17/00            50.90
          11/24/00            51.70
           12/1/00            50.50
           12/8/00            49.80
          12/15/00            46.50
          12/22/00            45.80
          12/29/00            45.40
            1/5/01            49.40
           1/12/01            50.10
           1/19/01            48.30
           1/26/01            49.30
            2/2/01            49.70
            2/9/01            48.20
           2/16/01            47.60
           2/23/01            46.50
            3/2/01            46.10
            3/9/01            44.10
           3/16/01            45.60
           3/23/01            44.00
           3/30/01            43.90
            4/6/01            44.90
           4/13/01            43.70
           4/20/01            43.90
           4/27/01            43.50
            5/4/01            46.00
           5/11/01            42.00

Source: ISI, Inc.

--------------------------------------------------------------------------------
1 NASDAQ  is a market  value-weighted  index  that  measures  all  domestic  and non-US-based securities.
2 The seven largest industrialized  countries in the world--the US, Japan, Great
  Britain, France, Germany, Italy and Canada.

ECONOMIC OUTLOOK FOR 2001 (CONCLUDED)

INITIAL UNEMPLOYMENT CLAIMS ('CLAIMS')
     Claims can be a very reliable statistic because they are a survey of all first time claims paid by the government across the US. They are released weekly and are not generally subject to major revisions. In the past, this has been a good gauge of the economy. Currently, it is showing a typical recession reading.


US INITIAL UNEMPLOYMENT CLAIMS
13 WEEK AVERAGE

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      Year over Year % change

          2-Jan-88           -14.70
          9-Jan-88           -13.50
         16-Jan-88           -11.50
         23-Jan-88           -10.20
         30-Jan-88            -9.30
          6-Feb-88            -9.20
         13-Feb-88            -8.50
         20-Feb-88            -7.70
         27-Feb-88            -7.00
          5-Mar-88            -6.70
         12-Mar-88            -6.10
         19-Mar-88            -6.30
         26-Mar-88            -6.30
          2-Apr-88            -6.90
          9-Apr-88            -7.00
         16-Apr-88            -8.50
         23-Apr-88            -8.80
         30-Apr-88            -8.70
          7-May-88            -7.90
         14-May-88            -8.00
         21-May-88            -8.40
         28-May-88            -8.10
          4-Jun-88            -8.20
         11-Jun-88            -7.90
         18-Jun-88            -7.50
         25-Jun-88            -7.50
          2-Jul-88            -7.60
          9-Jul-88            -7.70
         16-Jul-88            -6.40
         23-Jul-88            -5.10
         30-Jul-88            -4.40
          6-Aug-88            -4.20
         13-Aug-88            -3.50
         20-Aug-88            -2.50
         27-Aug-88            -2.10
          3-Sep-88            -1.60
         10-Sep-88            -0.80
         17-Sep-88            -0.20
         24-Sep-88             0.10
          1-Oct-88             0.80
          8-Oct-88             1.10
         15-Oct-88             0.70
         22-Oct-88            -0.10
         29-Oct-88             0.30
          5-Nov-88             0.20
         12-Nov-88            -0.40
         19-Nov-88            -1.10
         26-Nov-88            -0.90
          3-Dec-88            -1.00
         10-Dec-88            -2.00
         17-Dec-88            -2.40
         24-Dec-88            -2.40
         31-Dec-88            -2.00
          7-Jan-89            -2.20
         14-Jan-89            -3.00
         21-Jan-89            -4.60
         28-Jan-89            -5.90
          4-Feb-89            -7.10
         11-Feb-89            -6.60
         18-Feb-89            -6.80
         25-Feb-89            -7.30
          4-Mar-89            -7.10
         11-Mar-89            -6.10
         18-Mar-89            -5.80
         25-Mar-89            -5.10
          1-Apr-89            -4.70
          8-Apr-89            -4.00
         15-Apr-89            -3.50
         22-Apr-89            -1.80
         29-Apr-89            -0.80
          6-May-89             0.70
         13-May-89             1.00
         20-May-89             1.40
         27-May-89             2.20
          3-Jun-89             2.10
         10-Jun-89             2.30
         17-Jun-89             2.70
         24-Jun-89             3.00
          1-Jul-89             3.50
          8-Jul-89             3.90
         15-Jul-89             5.80
         22-Jul-89             6.00
         29-Jul-89             5.80
          5-Aug-89             5.40
         12-Aug-89             5.30
         19-Aug-89             5.50
         26-Aug-89             5.70
          2-Sep-89             5.60
          9-Sep-89             5.80
         16-Sep-89             5.80
         23-Sep-89             5.60
         30-Sep-89             5.90
          7-Oct-89             7.70
         14-Oct-89             7.60
         21-Oct-89             9.00
         28-Oct-89            11.10
          4-Nov-89            12.00
         11-Nov-89            12.80
         18-Nov-89            14.00
         25-Nov-89            15.00
          2-Dec-89            15.80
          9-Dec-89            16.00
         16-Dec-89            17.30
         23-Dec-89            19.20
         30-Dec-89            19.50
          6-Jan-90            17.50
         13-Jan-90            18.50
         20-Jan-90            19.30
         27-Jan-90            19.30
          3-Feb-90            20.20
         10-Feb-90            20.00
         17-Feb-90            20.30
         24-Feb-90            20.60
          3-Mar-90            20.20
         10-Mar-90            19.50
         17-Mar-90            18.90
         24-Mar-90            16.90
         31-Mar-90            16.30
          7-Apr-90            16.30
         14-Apr-90            15.50
         21-Apr-90            14.60
         28-Apr-90            14.60
          5-May-90            13.40
         12-May-90            12.80
         19-May-90            12.40
         26-May-90            11.90
          2-Jun-90            12.40
          9-Jun-90            12.40
         16-Jun-90            12.00
         23-Jun-90            12.20
         30-Jun-90            11.80
          7-Jul-90            11.40
         14-Jul-90            10.40
         21-Jul-90             9.70
         28-Jul-90             8.90
          4-Aug-90             8.70
         11-Aug-90             9.00
         18-Aug-90             9.80
         25-Aug-90            10.30
          1-Sep-90            10.70
          8-Sep-90            11.30
         15-Sep-90            12.10
         22-Sep-90            12.80
         29-Sep-90            13.80
          6-Oct-90            12.70
         13-Oct-90            13.90
         20-Oct-90            15.10
         27-Oct-90            16.50
          3-Nov-90            18.00
         10-Nov-90            19.70
         17-Nov-90            20.60
         24-Nov-90            21.90
          1-Dec-90            22.70
          8-Dec-90            24.00
         15-Dec-90            24.50
         22-Dec-90            24.90
         29-Dec-90            25.60
          5-Jan-91            27.10
         12-Jan-91            26.70
         19-Jan-91            26.10
         26-Jan-91            26.80
          2-Feb-91            26.90
          9-Feb-91            26.80
         16-Feb-91            27.10
         23-Feb-91            27.70
          2-Mar-91            28.40
          9-Mar-91            29.20
         16-Mar-91            30.60
         23-Mar-91            33.10
         30-Mar-91            34.50
          6-Apr-91            35.10
         13-Apr-91            36.50
         20-Apr-91            37.80
         27-Apr-91            37.50
          4-May-91            37.20
         11-May-91            36.90
         18-May-91            36.30
         25-May-91            34.70
          1-Jun-91            33.10
          8-Jun-91            31.50
         15-Jun-91            29.70
         22-Jun-91            26.90
         29-Jun-91            24.60
          6-Jul-91            23.80
         13-Jul-91            22.10
         20-Jul-91            20.30
         27-Jul-91            19.00
          3-Aug-91            18.30
         10-Aug-91            17.30
         17-Aug-91            16.00
         24-Aug-91            14.70
         31-Aug-91            13.90
          7-Sep-91            12.90
         14-Sep-91            11.70
         21-Sep-91            11.10
         28-Sep-91            10.50
          5-Oct-91             9.90
         12-Oct-91             9.30
         19-Oct-91             7.60
         26-Oct-91             6.20
          2-Nov-91             5.10
          9-Nov-91             4.20
         16-Nov-91             3.20
         23-Nov-91             2.20
         30-Nov-91             1.40
          7-Dec-91             1.10
         14-Dec-91             1.20
         21-Dec-91            -0.30
         28-Dec-91            -1.20
          4-Jan-92            -1.30
         11-Jan-92            -1.60
         18-Jan-92            -1.10
         25-Jan-92            -1.20
          1-Feb-92            -2.20
          8-Feb-92            -3.00
         15-Feb-92            -3.30
         22-Feb-92            -4.00
         29-Feb-92            -4.60
          7-Mar-92            -6.30
         14-Mar-92            -7.70
         21-Mar-92            -8.00
         28-Mar-92            -8.90
          4-Apr-92            -9.70
         11-Apr-92           -10.60
         18-Apr-92           -11.30
         25-Apr-92           -11.50
          2-May-92           -11.10
          9-May-92           -11.00
         16-May-92           -11.00
         23-May-92           -10.50
         30-May-92           -10.10
          6-Jun-92            -9.20
         13-Jun-92            -8.30
         20-Jun-92            -7.30
         27-Jun-92            -6.00
          4-Jul-92            -5.40
         11-Jul-92            -4.70
         18-Jul-92            -3.90
         25-Jul-92            -1.10
          1-Aug-92            -1.10
          8-Aug-92            -1.10
         15-Aug-92            -1.20
         22-Aug-92            -1.20
         29-Aug-92            -1.20
          5-Sep-92            -1.00
         12-Sep-92            -0.90
         19-Sep-92            -0.70
         26-Sep-92            -1.30
          3-Oct-92            -1.50
         10-Oct-92            -2.40
         17-Oct-92            -2.70
         24-Oct-92            -5.90
         31-Oct-92            -7.10
          7-Nov-92            -8.00
         14-Nov-92            -8.50
         21-Nov-92            -9.60
         28-Nov-92           -11.10
          5-Dec-92           -13.20
         12-Dec-92           -15.20
         19-Dec-92           -17.30
         26-Dec-92           -19.00
          2-Jan-93           -20.20
          9-Jan-93           -20.60
         16-Jan-93           -21.60
         23-Jan-93           -22.20
         30-Jan-93           -22.60
          6-Feb-93           -23.40
         13-Feb-93           -24.50
         20-Feb-93           -24.30
         27-Feb-93           -24.00
          6-Mar-93           -23.10
         13-Mar-93           -22.80
         20-Mar-93           -22.60
         27-Mar-93           -21.30
          3-Apr-93           -20.60
         10-Apr-93           -20.20
         17-Apr-93           -19.80
         24-Apr-93           -19.40
          1-May-93           -19.10
          8-May-93           -18.20
         15-May-93           -17.30
         22-May-93           -17.10
         29-May-93           -16.70
          5-Jun-93           -16.70
         12-Jun-93           -16.30
         19-Jun-93           -15.80
         26-Jun-93           -16.20
          3-Jul-93           -16.60
         10-Jul-93           -17.20
         17-Jul-93           -17.00
         24-Jul-93           -17.90
         31-Jul-93           -17.70
          7-Aug-93           -17.50
         14-Aug-93           -17.40
         21-Aug-93           -17.20
         28-Aug-93           -17.40
          4-Sep-93           -17.70
         11-Sep-93           -17.90
         18-Sep-93           -18.10
         25-Sep-93           -18.00
          2-Oct-93           -17.90
          9-Oct-93           -16.70
         16-Oct-93           -16.30
         23-Oct-93           -14.30
         30-Oct-93           -13.40
          6-Nov-93           -12.70
         13-Nov-93           -12.30
         20-Nov-93           -11.70
         27-Nov-93           -10.50
          4-Dec-93            -9.30
         11-Dec-93            -8.30
         18-Dec-93            -6.80
         25-Dec-93            -5.90
          1-Jan-94            -4.60
          8-Jan-94            -4.30
         15-Jan-94            -3.70
         22-Jan-94            -3.30
         29-Jan-94            -1.40
          5-Feb-94             0.00
         12-Feb-94             1.60
         19-Feb-94             2.00
         26-Feb-94             1.30
          5-Mar-94             1.50
         12-Mar-94             2.00
         19-Mar-94             2.00
         26-Mar-94             1.50
          2-Apr-94             0.90
          9-Apr-94             1.00
         16-Apr-94             1.10
         23-Apr-94             0.50
         30-Apr-94            -0.80
          7-May-94            -0.90
         14-May-94            -1.20
         21-May-94            -0.70
         28-May-94             0.10
          4-Jun-94             0.40
         11-Jun-94             0.50
         18-Jun-94             0.50
         25-Jun-94             1.70
          2-Jul-94             2.30
          9-Jul-94             3.10
         16-Jul-94             3.70
         23-Jul-94             2.60
         30-Jul-94             1.80
          6-Aug-94             0.80
         13-Aug-94             0.30
         20-Aug-94            -0.40
         27-Aug-94            -0.30
          3-Sep-94            -0.40
         10-Sep-94            -0.40
         17-Sep-94            -0.70
         24-Sep-94            -1.30
          1-Oct-94            -1.40
          8-Oct-94            -2.50
         15-Oct-94            -3.70
         22-Oct-94            -2.70
         29-Oct-94            -2.40
          5-Nov-94            -2.70
         12-Nov-94            -2.70
         19-Nov-94            -2.70
         26-Nov-94            -2.90
          3-Dec-94            -3.30
         10-Dec-94            -3.40
         17-Dec-94            -3.00
         24-Dec-94            -2.00
         31-Dec-94            -2.40
          7-Jan-95            -2.50
         14-Jan-95            -2.40
         21-Jan-95            -2.60
         28-Jan-95            -2.70
          4-Feb-95            -4.20
         11-Feb-95            -4.10
         18-Feb-95            -4.20
         25-Feb-95            -4.50
          4-Mar-95            -4.10
         11-Mar-95            -4.20
         18-Mar-95            -4.10
         25-Mar-95            -3.90
          1-Apr-95            -4.20
          8-Apr-95            -4.30
         15-Apr-95            -4.00
         22-Apr-95            -3.40
         29-Apr-95            -2.10
          6-May-95             0.20
         13-May-95             0.30
         20-May-95             1.00
         27-May-95             1.70
          3-Jun-95             1.90
         10-Jun-95             2.60
         17-Jun-95             3.40
         24-Jun-95             3.90
          1-Jul-95             3.90
          8-Jul-95             4.80
         15-Jul-95             6.00
         22-Jul-95             6.10
         29-Jul-95             5.50
          5-Aug-95             5.40
         12-Aug-95             6.00
         19-Aug-95             6.20
         26-Aug-95             6.50
          2-Sep-95             6.30
          9-Sep-95             6.50
         16-Sep-95             6.60
         23-Sep-95             6.50
         30-Sep-95             6.80
          7-Oct-95             6.60
         14-Oct-95             5.90
         21-Oct-95             6.70
         28-Oct-95             7.50
          4-Nov-95             8.20
         11-Nov-95             8.80
         18-Nov-95             9.40
         25-Nov-95             9.90
          2-Dec-95            10.70
          9-Dec-95            10.40
         16-Dec-95            10.40
         23-Dec-95            11.00
         30-Dec-95            11.40
          6-Jan-96            11.90
         13-Jan-96            10.90
         20-Jan-96            12.00
         27-Jan-96            12.60
          3-Feb-96            12.60
         10-Feb-96            12.50
         17-Feb-96            12.20
         24-Feb-96            11.80
          2-Mar-96            11.20
          9-Mar-96            11.20
         16-Mar-96            11.10
         23-Mar-96            12.00
         30-Mar-96            12.30
          6-Apr-96            12.10
         13-Apr-96            12.50
         20-Apr-96            10.90
         27-Apr-96             8.90
          4-May-96             7.20
         11-May-96             6.00
         18-May-96             4.30
         25-May-96             3.00
          1-Jun-96             2.00
          8-Jun-96             1.30
         15-Jun-96            -0.20
         22-Jun-96            -2.50
         29-Jun-96            -4.10
          6-Jul-96            -4.90
         13-Jul-96            -5.80
         20-Jul-96            -7.20
         27-Jul-96            -7.50
          3-Aug-96            -7.50
         10-Aug-96            -7.70
         17-Aug-96            -7.60
         24-Aug-96            -7.40
         31-Aug-96            -7.60
          7-Sep-96            -8.10
         14-Sep-96            -8.30
         21-Sep-96            -8.00
         28-Sep-96            -7.80
          5-Oct-96            -8.20
         12-Oct-96            -7.80
         19-Oct-96            -7.60
         26-Oct-96            -7.50
          2-Nov-96            -7.90
          9-Nov-96            -8.20
         16-Nov-96            -8.40
         23-Nov-96            -8.60
         30-Nov-96            -8.80
          7-Dec-96            -7.90
         14-Dec-96            -7.30
         21-Dec-96            -7.90
         28-Dec-96            -7.60
          4-Jan-97            -7.00
         11-Jan-97            -6.60
         18-Jan-97            -7.10
         25-Jan-97            -7.50
          1-Feb-97            -7.40
          8-Feb-97            -7.90
         15-Feb-97            -8.70
         22-Feb-97            -8.90
          1-Mar-97            -9.10
          8-Mar-97           -10.20
         15-Mar-97           -11.20
         22-Mar-97           -12.90
         29-Mar-97           -14.40
          5-Apr-97           -15.00
         12-Apr-97           -15.50
         19-Apr-97           -15.30
         26-Apr-97           -14.40
          3-May-97           -13.50
         10-May-97           -12.90
         17-May-97           -11.90
         24-May-97           -11.70
         31-May-97           -11.00
          7-Jun-97           -10.50
         14-Jun-97            -9.20
         21-Jun-97            -7.40
         28-Jun-97            -6.20
          5-Jul-97            -5.00
         12-Jul-97            -4.80
         19-Jul-97            -4.20
         26-Jul-97            -4.70
          2-Aug-97            -5.00
          9-Aug-97            -4.40
         16-Aug-97            -3.70
         23-Aug-97            -3.30
         30-Aug-97            -2.80
          6-Sep-97            -2.80
         13-Sep-97            -3.20
         20-Sep-97            -3.50
         27-Sep-97            -4.00
          4-Oct-97            -4.70
         11-Oct-97            -5.20
         18-Oct-97            -4.90
         25-Oct-97            -5.40
          1-Nov-97            -5.60
          8-Nov-97            -5.90
         15-Nov-97            -6.40
         22-Nov-97            -7.00
         29-Nov-97            -7.30
          6-Dec-97            -7.70
         13-Dec-97            -7.80
         20-Dec-97            -7.90
         27-Dec-97            -8.30
          3-Jan-98            -8.50
         10-Jan-98            -7.50
         17-Jan-98            -7.40
         24-Jan-98            -7.10
         31-Jan-98            -7.20
          7-Feb-98            -7.00
         14-Feb-98            -6.60
         21-Feb-98            -5.80
         28-Feb-98            -5.70
          7-Mar-98            -5.10
         14-Mar-98            -4.60
         21-Mar-98            -3.60
         28-Mar-98            -2.70
          4-Apr-98            -2.30
         11-Apr-98            -3.40
         18-Apr-98            -3.10
         25-Apr-98            -2.90
          2-May-98            -3.30
          9-May-98            -3.40
         16-May-98            -3.70
         23-May-98            -3.90
         30-May-98            -3.70
          6-Jun-98            -4.00
         13-Jun-98            -4.20
         20-Jun-98            -3.40
         27-Jun-98            -1.70
          4-Jul-98            -0.90
         11-Jul-98            -0.30
         18-Jul-98             0.00
         25-Jul-98             1.20
          1-Aug-98             2.20
          8-Aug-98             2.10
         15-Aug-98             1.40
         22-Aug-98             0.90
         29-Aug-98             0.40
          5-Sep-98             0.80
         12-Sep-98             1.10
         19-Sep-98            -0.10
         26-Sep-98            -2.10
          3-Oct-98            -2.70
         10-Oct-98            -2.40
         17-Oct-98            -2.70
         24-Oct-98            -3.20
         31-Oct-98            -3.40
          7-Nov-98            -2.90
         14-Nov-98            -1.80
         21-Nov-98            -1.30
         28-Nov-98            -1.00
          5-Dec-98            -0.60
         12-Dec-98            -1.00
         19-Dec-98            -1.00
         26-Dec-98             0.40
          2-Jan-99             1.20
          9-Jan-99             1.60
         16-Jan-99             1.30
         23-Jan-99             1.30
         30-Jan-99             1.20
          6-Feb-99             0.50
         13-Feb-99             0.00
         20-Feb-99            -0.50
         27-Feb-99            -0.70
          6-Mar-99            -1.20
         13-Mar-99            -1.00
         20-Mar-99            -1.10
         27-Mar-99            -2.30
          3-Apr-99            -3.10
         10-Apr-99            -3.30
         17-Apr-99            -3.20
         24-Apr-99            -3.80
          1-May-99            -3.70
          8-May-99            -3.10
         15-May-99            -3.20
         22-May-99            -2.80
         29-May-99            -2.90
          5-Jun-99            -2.60
         12-Jun-99            -3.00
         19-Jun-99            -3.90
         26-Jun-99            -5.50
          3-Jul-99            -7.20
         10-Jul-99            -8.20
         17-Jul-99            -8.20
         24-Jul-99            -8.30
         31-Jul-99            -8.80
          7-Aug-99            -9.40
         14-Aug-99            -9.40
         21-Aug-99            -9.60
         28-Aug-99            -9.50
          4-Sep-99           -10.20
         11-Sep-99            -9.90
         18-Sep-99            -9.30
         25-Sep-99            -7.00
          2-Oct-99            -4.80
          9-Oct-99            -4.70
         16-Oct-99            -5.40
         23-Oct-99            -5.40
         30-Oct-99            -5.20
          6-Nov-99            -5.50
         13-Nov-99            -6.30
         20-Nov-99            -6.60
         27-Nov-99            -6.70
          4-Dec-99            -7.00
         11-Dec-99            -7.40
         18-Dec-99            -7.00
         25-Dec-99            -9.10
          1-Jan-00           -10.20
          8-Jan-00           -10.60
         15-Jan-00           -11.10
         22-Jan-00           -11.30
         29-Jan-00           -11.30
          5-Feb-00           -10.10
         12-Feb-00            -9.20
         19-Feb-00            -9.10
         26-Feb-00            -9.00
          4-Mar-00            -8.50
         11-Mar-00            -8.50
         18-Mar-00            -9.10
         25-Mar-00            -7.90
          1-Apr-00            -8.00
          8-Apr-00            -8.20
         15-Apr-00            -8.30
         22-Apr-00            -7.80
         29-Apr-00            -7.30
          6-May-00            -8.20
         13-May-00            -8.40
         20-May-00            -8.10
         27-May-00            -8.20
          3-Jun-00            -8.20
         10-Jun-00            -7.30
         17-Jun-00            -6.50
         24-Jun-00            -5.70
          1-Jul-00            -4.90
          8-Jul-00            -3.40
         15-Jul-00            -2.20
         22-Jul-00            -1.80
         29-Jul-00            -1.90
          5-Aug-00            -1.20
         12-Aug-00            -0.10
         19-Aug-00             1.20
         26-Aug-00             2.30
          2-Sep-00             3.10
          9-Sep-00             4.10
         16-Sep-00             4.90
         23-Sep-00             4.50
         30-Sep-00             4.30
          7-Oct-00             4.60
         14-Oct-00             5.10
         21-Oct-00             5.80
         28-Oct-00             6.40
          4-Nov-00             7.40
         11-Nov-00             8.00
         18-Nov-00             8.80
         25-Nov-00             9.90
          2-Dec-00            11.00
          9-Dec-00            11.60
         16-Dec-00            12.60
         23-Dec-00            15.50
         30-Dec-00            17.50
          6-Jan-01            18.40
         13-Jan-01            17.60
         20-Jan-01            18.50
         27-Jan-01            20.00
          3-Feb-01            21.00
         10-Feb-01            20.90
         17-Feb-01            20.70
         24-Feb-01            21.30
          3-Mar-01            22.50
         10-Mar-01            24.40
         17-Mar-01            25.30
         24-Mar-01            25.70
         31-Mar-01            26.30
          7-Apr-01            29.30
         14-Apr-01            33.30
         21-Apr-01            36.40
         28-Apr-01            37.80
          5-May-01            37.50
         12-May-01            38.90

Source: Data Research International


INTERNATIONAL ECONOMIC ACTIVITY
     Each week ISI constructs a comprehensive economic gauge for international economic activity. The survey spans the industrialized world, categorizes each economic release into a strong or weak report, and the weekly readings are made into a one quarter (13 week) moving average. Currently, the reading, -12.8, means there have been 12.8 more signs of weakness than strength each week for the last 13 weeks. A change in direction of this indicator is important for gauging a change in world activity.


INTERNATIONAL STRENGTH / WEAKNESS
13 WEEK AVERAGE

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          Weekly Ratings

          2-Jan-95             7.92
          9-Jan-95             7.39
         16-Jan-95             6.69
         23-Jan-95             5.62
         30-Jan-95             5.46
          6-Feb-95             6.00
         13-Feb-95             5.00
         20-Feb-95             5.46
         27-Feb-95             6.23
          6-Mar-95             6.69
         13-Mar-95             6.15
         20-Mar-95             6.85
         27-Mar-95             7.46
          3-Apr-95             6.46
         10-Apr-95             7.46
         17-Apr-95             7.00
         24-Apr-95             6.31
          1-May-95             6.31
          8-May-95             5.39
         15-May-95             5.69
         22-May-95             3.54
         29-May-95             1.92
          5-Jun-95            -0.08
         12-Jun-95            -0.85
         19-Jun-95            -1.62
         26-Jun-95            -1.15
          3-Jul-95            -1.77
         10-Jul-95            -1.92
         17-Jul-95            -1.31
         24-Jul-95            -1.92
         31-Jul-95            -2.92
          7-Aug-95            -3.54
         14-Aug-95            -3.31
         21-Aug-95            -3.00
         28-Aug-95            -2.77
          4-Sep-95            -3.15
         11-Sep-95            -2.62
         18-Sep-95            -2.62
         25-Sep-95            -3.69
          2-Oct-95            -3.92
          9-Oct-95            -4.92
         16-Oct-95            -5.31
         23-Oct-95            -5.15
         30-Oct-95            -5.46
          6-Nov-95            -4.00
         13-Nov-95            -4.85
         20-Nov-95            -5.00
         27-Nov-95            -4.85
          4-Dec-95            -4.62
         11-Dec-95            -4.46
         18-Dec-95            -4.54
         25-Dec-95            -3.15
          1-Jan-96            -2.92
          8-Jan-96            -2.54
         15-Jan-96            -3.08
         22-Jan-96            -3.92
         29-Jan-96            -3.31
          5-Feb-96            -3.46
         12-Feb-96            -4.00
         19-Feb-96            -2.62
         26-Feb-96            -2.23
          4-Mar-96            -1.92
         11-Mar-96            -2.77
         18-Mar-96            -3.69
         25-Mar-96            -5.00
          1-Apr-96            -5.39
          8-Apr-96            -6.08
         15-Apr-96            -5.54
         22-Apr-96            -4.92
         29-Apr-96            -5.15
          6-May-96            -5.46
         13-May-96            -5.69
         20-May-96            -6.92
         27-May-96            -5.85
          3-Jun-96            -5.77
         10-Jun-96            -5.23
         17-Jun-96            -5.00
         24-Jun-96            -4.69
          1-Jul-96            -5.15
          8-Jul-96            -4.85
         15-Jul-96            -4.23
         22-Jul-96            -4.69
         29-Jul-96            -5.46
          5-Aug-96            -6.31
         12-Aug-96            -5.77
         19-Aug-96            -5.31
         26-Aug-96            -5.15
          2-Sep-96            -4.77
          9-Sep-96            -3.00
         16-Sep-96            -2.85
         23-Sep-96            -2.62
         30-Sep-96            -1.85
          7-Oct-96            -0.62
         14-Oct-96            -1.39
         21-Oct-96            -0.62
         28-Oct-96             0.62
          4-Nov-96             2.31
         11-Nov-96             2.46
         18-Nov-96             3.77
         25-Nov-96             5.08
          2-Dec-96             6.31
          9-Dec-96             5.39
         16-Dec-96             6.23
         23-Dec-96             5.39
         30-Dec-96             5.85
          6-Jan-97             5.15
         13-Jan-97             4.69
         20-Jan-97             4.62
         27-Jan-97             4.54
          3-Feb-97             4.08
         10-Feb-97             4.85
         17-Feb-97             4.15
         24-Feb-97             1.92
          3-Mar-97             1.92
         10-Mar-97             1.08
         17-Mar-97             1.92
         24-Mar-97             3.23
         31-Mar-97             2.62
          7-Apr-97             2.62
         14-Apr-97             2.54
         21-Apr-97             2.15
         28-Apr-97             1.39
          5-May-97             0.39
         12-May-97            -0.15
         19-May-97            -0.77
         26-May-97            -0.77
          2-Jun-97            -2.00
          9-Jun-97            -1.39
         16-Jun-97            -3.08
         23-Jun-97            -3.31
         30-Jun-97            -3.54
          7-Jul-97            -2.54
         14-Jul-97            -0.31
         21-Jul-97            -0.23
         28-Jul-97             2.15
          4-Aug-97             3.69
         11-Aug-97             5.00
         18-Aug-97             6.15
         25-Aug-97             7.00
          1-Sep-97             8.62
          8-Sep-97             8.69
         15-Sep-97             9.46
         22-Sep-97            10.00
         29-Sep-97            11.31
          6-Oct-97            10.77
         13-Oct-97            11.15
         20-Oct-97            10.54
         27-Oct-97             9.46
          3-Nov-97             8.77
         10-Nov-97             8.54
         17-Nov-97             7.46
         24-Nov-97             6.46
          1-Dec-97             4.92
          8-Dec-97             4.08
         15-Dec-97             3.92
         22-Dec-97             3.15
         29-Dec-97             1.15
          5-Jan-98            -0.15
         12-Jan-98            -2.15
         19-Jan-98            -0.23
         26-Jan-98            -0.54
          2-Feb-98            -2.00
          9-Feb-98            -3.54
         16-Feb-98            -4.31
         23-Feb-98            -4.85
          2-Mar-98            -4.85
          9-Mar-98            -5.23
         16-Mar-98            -5.08
         23-Mar-98            -6.46
         30-Mar-98            -5.31
          6-Apr-98            -4.85
         13-Apr-98            -4.39
         20-Apr-98            -5.92
         27-Apr-98            -5.31
          4-May-98            -4.23
         11-May-98            -2.85
         18-May-98            -2.00
         25-May-98            -3.08
          1-Jun-98            -3.77
          8-Jun-98            -3.31
         15-Jun-98            -5.77
         22-Jun-98            -6.85
         29-Jun-98            -8.31
          6-Jul-98            -9.31
         13-Jul-98            -9.85
         20-Jul-98            -9.39
         27-Jul-98            -9.69
          3-Aug-98            -9.23
         10-Aug-98            -9.92
         17-Aug-98           -11.15
         24-Aug-98           -10.54
         31-Aug-98           -10.69
          7-Sep-98           -11.46
         14-Sep-98            -8.54
         21-Sep-98            -6.46
         28-Sep-98            -5.77
          5-Oct-98            -5.62
         12-Oct-98            -5.31
         19-Oct-98            -5.92
         26-Oct-98            -5.85
          2-Nov-98            -6.62
          9-Nov-98            -6.62
         16-Nov-98            -6.00
         23-Nov-98            -7.08
         30-Nov-98            -7.46
          7-Dec-98            -6.85
         14-Dec-98            -8.15
         21-Dec-98            -7.46
         28-Dec-98            -7.77
          4-Jan-99            -7.08
         11-Jan-99            -6.85
         18-Jan-99            -6.46
         25-Jan-99            -7.23
          1-Feb-99            -6.31
          8-Feb-99            -5.46
         15-Feb-99            -5.23
         22-Feb-99            -4.15
          1-Mar-99            -2.54
          8-Mar-99            -2.46
         15-Mar-99            -1.85
         22-Mar-99            -3.15
         29-Mar-99            -2.08
          5-Apr-99            -1.77
         12-Apr-99            -1.08
         19-Apr-99            -0.46
         26-Apr-99             1.31
          3-May-99             2.46
         10-May-99             1.46
         17-May-99             1.77
         24-May-99             4.62
         31-May-99             3.39
          7-Jun-99             4.69
         14-Jun-99             5.62
         21-Jun-99             6.46
         28-Jun-99             7.15
          5-Jul-99             8.39
         12-Jul-99             9.39
         19-Jul-99             9.54
         26-Jul-99            10.85
          2-Aug-99            11.08
          9-Aug-99            13.00
         16-Aug-99            14.39
         23-Aug-99            13.08
         30-Aug-99            14.23
          6-Sep-99            14.23
         13-Sep-99            13.54
         20-Sep-99            13.62
         27-Sep-99            14.85
          4-Oct-99            15.15
         11-Oct-99            15.39
         18-Oct-99            15.62
         25-Oct-99            14.23
          1-Nov-99            13.00
          8-Nov-99            11.23
         15-Nov-99            10.46
         22-Nov-99             9.39
         29-Nov-99             9.23
          6-Dec-99             8.92
         13-Dec-99            10.39
         20-Dec-99            10.85
         27-Dec-99            10.77
          3-Jan-00            11.15
         10-Jan-00            10.77
         17-Jan-00            11.46
         24-Jan-00            11.85
         31-Jan-00            11.69
          7-Feb-00            11.69
         14-Feb-00            12.54
         21-Feb-00            14.54
         28-Feb-00            15.31
          6-Mar-00            17.00
         13-Mar-00            17.23
         20-Mar-00            17.15
         27-Mar-00            17.62
          3-Apr-00            16.23
         10-Apr-00            16.62
         17-Apr-00            15.77
         24-Apr-00            15.15
          1-May-00            14.54
          8-May-00            14.31
         15-May-00            12.77
         22-May-00            12.69
         29-May-00            11.31
          5-Jun-00             9.15
         12-Jun-00             8.85
         19-Jun-00             9.54
         26-Jun-00             7.92
          3-Jul-00             8.23
         10-Jul-00             7.15
         17-Jul-00             6.00
         24-Jul-00             6.62
         31-Jul-00             7.77
          7-Aug-00             8.00
         14-Aug-00             9.00
         21-Aug-00             7.92
         28-Aug-00             8.92
          4-Sep-00             8.39
         11-Sep-00             7.31
         18-Sep-00             5.69
         25-Sep-00             5.08
          2-Oct-00             7.23
          9-Oct-00             6.15
         16-Oct-00             7.15
         23-Oct-00             5.92
         30-Oct-00             4.46
          6-Nov-00             3.39
         13-Nov-00             1.92
         20-Nov-00             1.31
         27-Nov-00             0.62
          4-Dec-00             0.54
         11-Dec-00            -0.62
         18-Dec-00            -0.77
         25-Dec-00             0.92
          1-Jan-01            -2.08
          8-Jan-01            -1.92
         15-Jan-01            -1.92
         22-Jan-01            -1.15
         29-Jan-01            -1.00
          5-Feb-01            -2.39
         12-Feb-01            -1.15
         19-Feb-01            -1.08
         26-Feb-01            -0.46
          5-Mar-01            -4.08
         12-Mar-01            -3.92
         19-Mar-01            -3.92
         26-Mar-01            -7.08
          2-Apr-01            -6.31
          9-Apr-01            -8.15
         16-Apr-01            -9.00
         23-Apr-01           -10.62
         30-Apr-01           -12.92
          7-May-01           -12.85

Source: ISI, Inc.

PERFORMANCE COMPARISON

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   CUMULATIVE                        AVERAGE ANNUAL
                                                                                TOTAL RETURNS                       TOTAL RETURNS 1
   Periods ended                               6 Months 1 Year 5 Years  10 Years        Since   1 Year 5 Years 10 Years       Since
   April 30, 2001                                                                 Inception 3                           Inception 3
------------------------------------------------------------------------------------------------------------------------------------
   Total Return US Treasury Fund ISI Shares       3.71%  8.94%  41.60%   109.91%      165.94%    8.94%   7.20%    7.70%       7.99%
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Intermediate Treasury Index 2  5.73% 11.13%  39.46%    98.59%      158.67%4  11.13%   6.88%    7.10%       7.79%4
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Treasury Index 2               5.13% 10.91%  42.59%   109.80%      177.59%4  10.91%   7.35%    7.69%       8.39%4
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Long-Term Treasury Index 2     4.42% 10.64%  52.83%   145.62%      239.48%4  10.64%   8.85%    9.40%      10.13%4
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  Investment  return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the  reinvestment  of  dividend and capital gain distributions and excludes the impact of sales charges.  Distribution of the  Fund's  capital  gains  and  non-US
  Treasury income may be subject to state and local taxes.  Management is not aware of any single index that is truly representative of the Fund since its active  maturity  management  policy allows the manager to adjust the weighted  average  maturity throughout each US Treasury sector. Currently, the Fund's weighted average maturity is approximately 12.10 years.
2 The Lehman  Brothers  Treasury Index is an unmanaged  index that reflects the  performance of all public  obligations and does not focus on any one particular  segment of the Treasury market.  The Lehman Brothers Long-Term Treasury Index and the Lehman Brothers
  Intermediate  Treasury Index are unmanaged and reflect the performance of US Treasury securities in their respective  sectors.
  Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
3 August 10, 1988.
4 The Since Inception benchmark returns are for the periods beginning August 31, 1988.

 ADDITIONAL PERFORMANCE INFORMATION

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the Fund's total return according to a standardized formula for various time periods through the end of the most recent fiscal quarter.

     The SEC standardized total return figures include the impact of the maximum 4.45% initial sales charge. Returns would be higher for ISI Shares investors who qualified for a lower initial sales charge.

     The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

     These figures assume the reinvestment of dividend and capital gain distributions.

                          AVERAGE ANNUAL TOTAL RETURN 1
                          -----------------------------
                                                        % Return with
  Periods ended 4/30/01:                                Sales Charge
  ----------------------                                -------------
  One Year                                                  4.09%
--------------------------------------------------------------------------------
  Five Years                                                6.23%
--------------------------------------------------------------------------------
  Ten Years                                                 7.21%
--------------------------------------------------------------------------------
  Since Inception (8/10/88)                                 7.61%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

TOTAL RETURN US TREASURY FUND, INC.

SCHEDULE OF INVESTMENTS                                                                             APRIL 30, 2001
(UNAUDITED)

            INTEREST                      MATURITY                         PAR                           MARKET
              RATE                          DATE                          (000)                           VALUE
------------------------------------------------------------------------------------------------------------------
US TREASURY BONDS -- 73.11%
             10.375%                      11/15/12                       $28,750                      $ 36,665,249
              7.50%                       11/15/16                        16,500                        19,276,636
              8.875%                       2/15/19                        16,500                        21,903,750
              8.125%                       8/15/19                        35,000                        43,651,580
              8.50%                        2/15/20                        41,000                        52,986,104
              7.125%                       2/15/23                         6,200                         7,094,158
                                                                                                      ------------
   TOTAL US TREASURY BONDS
     (Cost $187,251,129) .........................................................................     181,577,477
                                                                                                      ------------
ZERO COUPON US TREASURY BONDS (STRIPS) -- 2.97%
              6.159%1                      5/15/17                        19,500                         7,370,610
                                                                                                      ------------
   TOTAL ZERO COUPON US TREASURY BONDS (STRIPS)
     (Cost $8,030,848) ...........................................................................       7,370,610
                                                                                                      ------------
REPURCHASE AGREEMENTS--22.45%
   Goldman Sachs & Co.
     Dated 4/30/01, 4.450%, principal and interest in the amount of $18,592,298, due 5/1/01, collateralized by US Treasury Note, par value of $5,457,000, coupon rate 6.375%, due 4/30/02, market value of $5,580,634, and US
     Treasury Bond, par value of $12,848,000 coupon rate 6.125%, due 8/15/29,
     market value of $13,381,253 (Cost $18,590,000) ..............................................      18,590,000
   J.P. Morgan Securities Inc.
     Dated 4/30/01, 4.370%, principal and interest in the amount of $18,592,257, due 5/1/01, collateralized by US Treasury Note, par value of $19,150,000, coupon rate 4.750%, due 11/15/08, market value of $18,961,943 (Cost
     $18,590,000) ................................................................................      18,590,000
   Morgan Stanley & Co.
     Dated 4/30/01, 4.370%, principal and interest in the amount of $18,592,257, due 5/1/01, collateralized by US Treasury Note, par value of $17,145,000, coupon rate 7.000%, due 7/15/06, market value of $19,060,249 (Cost
     $18,590,000) ................................................................................      18,590,000
                                                                                                      ------------
   TOTAL REPURCHASE AGREEMENTS
     (Cost $55,770,000) ..........................................................................     55,770,000
                                                                                                      ------------
TOTAL INVESTMENTS -- 98.53%
   (Cost $251,051,977) ...........................................................................     244,718,087

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.47% ...................................................       3,656,481
                                                                                                      ------------
NET ASSETS -- 100.00% ............................................................................    $248,374,568
                                                                                                      ============

------------------------------------------------------------------------------------------------------------------
1 Yield as of April 30, 2001.

                                                                               7

TOTAL RETURN US TREASURY FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
(UNAUDITED)
                                                                  APRIL 30, 2001
--------------------------------------------------------------------------------
ASSETS:
    Investments, at value (cost $251,051,977) ..................   $244,718,087
    Cash .......................................................            274
    Receivable for capital shares sold .........................        947,945
    Dividend and interest receivable ...........................      3,659,887
    Prepaid expenses and other .................................        115,109
                                                                   ------------
       Total assets ............................................    249,441,302
                                                                   ------------
LIABILITIES:
    Payable for capital shares redeemed ........................        249,821
    Dividend payable ...........................................        520,711
    Accounting fees payable ....................................          6,376
    Administration fees payable ................................         19,593
    Advisory fees payable ......................................         54,449
    Custody fees payable .......................................         40,183
    Transfer agent fees payable ................................          5,361
    Accrued expenses and other .................................        170,240
                                                                   ------------
       Total liabilities .......................................      1,066,734
                                                                   ------------
       Net assets ..............................................   $248,374,568
                                                                   ------------
COMPOSITION OF NET ASSETS:
    Paid-in capital ............................................   $261,157,106
    Distributions in excess of net investment income ...........     (2,756,314)
    Accumulated net realized loss from investment transactions .     (3,692,334)
    Net unrealized depreciation on investments .................     (6,333,890)
                                                                   ------------
       Net assets ..............................................   $248,374,568
                                                                   ------------
NET ASSET VALUE PER SHARE:
    ISI Shares 1 .......................................................  $9.62
                                                                          =====
    Class A Shares 2 ...................................................  $9.62
                                                                          =====

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $138,974,779 and 14,449,382 shares outstanding). Maximum offering price per share was $10.07 ($9.62 (DIVIDE) 0.9555).
2 Net asset value and redemption price per share (based on net assets of $109,399,789 and 11,373,870 shares outstanding). Maximum offering price per share was $10.07 ($9.62 (DIVIDE) 0.9555).

See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND, INC.

STATEMENT OF OPERATIONS
(UNAUDITED)
                                                                            FOR THE SIX
                                                                            MONTHS ENDED
                                                                           APRIL 30, 2001
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest ..............................................................    $6,853,731
                                                                               ----------

EXPENSES:
    Investment advisory fee ...............................................       329,745
    Distribution fees:
       ISI Shares .........................................................       172,595
       Class A Shares .....................................................       137,032
    Administration fee ....................................................       121,221
    Transfer agent fee ....................................................        84,996
    Accounting fees .......................................................        38,410
    Professional fees .....................................................        25,424
    Registration fees .....................................................        19,561
    Custody fees ..........................................................        18,988
    Shareholder reporting fees ............................................        16,886
    Directors' fees .......................................................        10,215
    Miscellaneous .........................................................           165
                                                                               ----------
       Total expenses .....................................................       975,238
                                                                               ----------
       Net investment income ..............................................     5,878,493
                                                                               ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain from investment transactions ........................       593,137
    Net change in unrealized appreciation/depreciation of investments .....     2,627,847
                                                                               ----------
    Net realized and unrealized gain on investments .......................     3,220,984
                                                                               ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ................................    $9,099,477
                                                                               ==========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE             FOR THE
                                                                             SIX MONTHS ENDED       YEAR ENDED
                                                                             APRIL 30, 2001 1    OCTOBER 31, 2000
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income ....................................................  $  5,878,493        $ 12,736,805
    Net realized gain (loss) from investment transactions ....................       593,137          (4,082,643)
    Net change in unrealized appreciation/depreciation on investments ........     2,627,847          13,794,970
                                                                                ------------        ------------
    Net increase in net assets from operations ...............................     9,099,477          22,449,132
                                                                                ------------        ------------
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income and short-term gains:
        ISI Shares ...........................................................    (4,512,196)         (7,204,336)
        Class A Shares .......................................................    (3,583,622)         (5,483,969)
    Return of capital:
        ISI Shares ...........................................................            --          (2,415,888)
        Class A Shares .......................................................            --          (1,838,984)
                                                                                ------------        ------------
    Total distributions ......................................................    (8,095,818)        (16,943,177)
                                                                                ------------        ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares .............................................    31,246,963          30,423,355
    Dividend reinvestments ...................................................     5,040,234          10,582,386
    Cost of shares redeemed ..................................................   (32,439,928)        (69,405,361)
                                                                                ------------        ------------
    Increase (decrease) in net assets
       from capital share transactions .......................................     3,847,269         (28,399,620)
                                                                                ------------        ------------
    Total increase (decrease) in net assets ..................................     4,850,928         (22,893,665)
NET ASSETS:
    Beginning of period ......................................................   243,523,640         266,417,305
                                                                                ------------        ------------
    End of period (including distributions in excess of
       net investment income of $(2,756,314) and
       $(538,989), respectively) .............................................  $248,374,568        $243,523,640
                                                                                ============        ============

-----------------------------------------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.

 TOTAL RETURN US TREASURY FUND, INC.

FINANCIAL HIGHTLIGHTS -- ISI SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                              FOR THE SIX
                                              MONTHS ENDED              FOR THE YEARS ENDED OCTOBER 31,
                                                APRIL 30,    --------------------------------------------------------
                                                  2001 1       2000       1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value, beginning of period ...... $   9.57     $   9.35   $  10.62    $  10.04    $   9.83    $  10.19
                                                --------     --------   --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .....................     0.23         0.50       0.64        0.51        0.55        0.56
    Net realized and unrealized gain (loss)
       on investments .........................     0.14         0.38      (1.03)       0.71        0.30       (0.23)
                                                --------     --------   --------    --------    --------    --------
    Total from investment operations ..........     0.37         0.88      (0.39)       1.22        0.85        0.33
LESS DISTRIBUTIONS:
    Net investment income and
       short-term gains .......................    (0.32)       (0.50)     (0.71)      (0.64)      (0.55)      (0.65)
    Tax return of capital distribution ........       --           --         --          --       (0.08)         --
    Distribution in excess of
       net investment income ..................       --        (0.16)        --          --       (0.01)      (0.04)
    Net realized long-term gains ..............       --           --      (0.17)         --          --          --
                                                --------     --------   --------    --------    --------    --------
    Total distributions .......................    (0.32)       (0.66)     (0.88)      (0.64)      (0.64)      (0.69)
                                                --------     --------   --------    --------    --------    --------
    Net asset value, end of period ............ $   9.62     $   9.57   $   9.35    $  10.62    $  10.04    $   9.83
                                                ========     ========   ========    ========    ========    ========
TOTAL RETURN 2 ................................     3.71%        9.49%     (3.82)%     12.50%       9.00%       3.44%
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (000s):
        ISI Shares ............................ $138,975     $136,728   $151,532    $171,336    $171,074    $193,486
        Class A Shares ........................ $109,400     $106,796   $114,886    $122,785    $122,229    $143,791
    Ratios to average net assets:
        Net investment income .................     4.75% 3      5.10%      4.68%       4.98%       5.62%       5.69%
        Expenses ..............................     0.79% 3      0.82%      0.81%       0.85%       0.83%       0.81%
    Portfolio turnover rate ...................       14%          15%        77%        179%         92%        199%
---------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Total return excludes the effect of sales charge.
3 Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--Total Return US Treasury Fund, (the 'Fund'), which was organized as a Maryland Corporation on June 3, 1988 and began operations August 10, 1988, is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as a diversified, open-end management investment company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

     The Fund consists of two share classes: ISI Total Return US Treasury Fund Shares ('ISI Shares') and Deutsche Asset Management Total Return US Treasury Fund--Class A Shares ('Class A Shares'), both of which began operations August 10, 1988. Another class of shares, Deutsche Asset Management Total Return US Treasury Fund--Class B Shares, (formerly Flag Investors Total Return US Treasury Fund Class B Shares) began operations June 20, 1996. The sale of Class B Shares was terminated and existing Class B Shares were converted to Class A Shares on May 14, 1999. Prior to April 9, 2001, the Class A Shares were known as Flag Investors Total Return US Treasury Fund Class A Shares.

     The ISI Shares have a 4.45% maximum front-end sales charge and the Class A Shares have a 4.50% maximum front-end sales charge. The classes have the same distribution fees.

     VALUATION OF SECURITIES--The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day by an independent pricing source. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, or may be unreliable, the security's fair value is determined using procedures that the Board of Directors establishes and monitors. At April 30, 2001 there were no fair valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

     SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER--The Fund uses the trade date to account for securities transactions and the specific identification cost method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income, gains and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of net investment income are due to differing tax treatments of dividends declared.

     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities. Management expects that there will be no impact to the Fund as a result of the adoption of these principles to the Fund's financial statements.

     DISTRIBUTIONS--It is the Fund's policy to declare and distribute dividends monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

     REPURCHASE AGREEMENTS--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     FEDERAL INCOME TAXES--The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. The Fund has capital loss carryovers of $4,285,472 expiring October 31, 2008.

     The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

     ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

B.   INVESTMENT   ADVISORY  FEES,   TRANSACTIONS   WITH   AFFILIATES  AND  OTHER
     FEES--International Strategy & Investment Inc. ('ISI') is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates:
     0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, the Fund pays ISI 1.5% of the Fund's gross income.

     Investment Company Capital Corp. ('ICCC'), an indirect subsidiary of Deutsche Bank AG, is the Fund's administrator. As compensation for its administrative services, the Fund pays ICCC its allocated share of an annual fee based on the combined assets of the ISI Funds that is calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million.

     ICCC also provides accounting services to the fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based upon the Fund's average daily net assets.

     ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

     Certain officers and directors of the Fund are also officers or directors of ISI or ICCC.

     ISI Group, Inc. ('ISI Group'), which is affiliated with ISI, provides distribution services for the ISI Shares for which ISI Group is paid an annual fee, pursuant to rule 12B-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Shares' average daily net assets. For the six months ended April 30, 2001, ISI Group's fees were $172,595 of which $28,781 was payable as of April 30, 2001.

     ICC Distributors, Inc. ('ICC Distributors') provides distribution services for the Class A Shares for which ICC Distributors is paid an annual fee, pursuant to Rule 12b-1 that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Class A Shares' average daily net assets. For the six months ended April 30, 2001, ICC Distributors' fees were $137,032 of which $22,683 was payable as of April 30, 2001.

C. CAPITAL SHARE TRANSACTIONS--The Fund is authorized to issue up to 115 million shares of $.001 par value capital stock (44 million ISI Shares, 44 million Class A Shares, 5 million Class B Shares, 15 million Class C Shares, 500,000 Class D Shares and 6.5 million undesignated shares). Transactions in capital shares of the Fund were as follows:

                                                         ISI SHARES
                                             ----------------------------------
                                             FOR THE SIX             FOR THE
                                             MONTHS ENDED           YEAR ENDED
                                               APRIL 30,           OCTOBER 31,
                                                2001 1                 2000
                                             ------------          ------------

Shares sold ........................             791,195              1,590,621
Shares issued to share-
   holders on reinvest-
   ment of dividends ...............             290,320                648,505
Shares repurchased .................            (913,928)            (4,156,862)
                                             -----------           ------------
Net increase (decrease) in
   shares outstanding ..............             167,587             (1,917,736)
                                             ===========           ============
Proceeds from sale
   of shares .......................         $ 7,781,699           $ 14,908,307
Value of reinvested
   dividends .......................           2,851,010              6,096,028
Cost of shares repurchased .........          (8,927,891)           (38,931,807)
                                             -----------           ------------
Net increase (decrease)
   from capital share
   transactions ....................         $ 1,704,818           $(17,927,472)
                                             ===========           ============
--------------------------------------------------------------------------------
1 Unaudited.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

                                                                 CLASS A SHARES
                                             ----------------------------------
                                             FOR THE SIX             FOR THE
                                             MONTHS ENDED           YEAR ENDED
                                               APRIL 30,           OCTOBER 31,
                                                 2001 1                2000
                                             ------------          ------------
Shares sold ........................            2,378,822             1,645,346
Shares issued to share-
   holders on reinvest-
   ment of dividends ...............              222,915               477,259
Shares repurchased .................           (2,384,831)           (3,247,456)
                                             ------------          ------------
Net increase (decrease) in
   shares outstanding ..............              216,906            (1,124,851)
                                             ============          ============
Proceeds from sale
   of shares .......................         $ 23,465,264          $ 15,515,048
Value of reinvested
   dividends .......................            2,189,224             4,486,358
Cost of shares
   repurchased .....................          (23,512,037)          (30,473,554)
                                             ------------          ------------
Net increase (decrease)
   from capital share
   transactions ....................         $  2,142,451          $(10,472,148)
                                             ============          ============
-------------------------------------------------------------------------------
1 Unaudited.

E. PURCHASES AND SALES OF INVESTMENT SECURITIES--Excluding short-term obligations, purchases of investment securities aggregated $27,799,609 and sales of investment securities aggregated $27,975,000 for the six months ended April 30, 2001.

     On April 30, 2001, aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $6,333,890.

--------------------------------------------------------------------------------
     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.
--------------------------------------------------------------------------------

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                                       ISI
                                  TOTAL RETURN
                             US TREASURY FUND SHARES
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

Edward S. Hyman                     Carrie L. Butler
CHAIRMAN                            VICE PRESIDENT

R. Alan Medaugh                     Margaret M. Beeler
PRESIDENT                           ASSISTANT VICE PRESIDENT

Joseph R. Hardiman                  Keith C. Reilly
DIRECTOR                            ASSISTANT VICE PRESIDENT

Louis E. Levy                       Charles A. Rizzo
DIRECTOR                            TREASURER

Carl W. Vogt, Esq.                  Bruce A. Rosenblum
DIRECTOR                            ASSISTANT SECRETARY

Nancy Lazar                         Amy M. Olmert
VICE PRESIDENT                      ASSISTANT SECRETARY

Edward J. Veilleux                  Daniel O. Hirsch
VICE PRESIDENT                      ASSISTANT SECRETARY



INVESTMENT OBJECTIVE
A mutual fund designed to provide a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury.

INVESTMENT ADVISOR
ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

SHAREHOLDER SERVICING AGENT
Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426
(800) 882-8585

DISTRIBUTOR
ISI Group, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175